UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	August 1, 2017 — July 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Premier Income Trust

Annual report
7 | 31 | 18

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PPT

Putnam
Premier Income
Trust

Annual report
7 | 31 | 18

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific sector, issuer, or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund. The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

Message from the Trustees

September 13, 2018

Dear Fellow Shareholder:

During 2018, we have seen conditions for global financial markets become a bit more normal after an extended period of record advances coupled with low volatility. A downturn early in the year pushed stocks into a brief correction, while the subsequent market rally has experienced occasional setbacks. Both stocks and bonds have been somewhat more volatile, due in part to uncertainty surrounding trade policy and U.S. interest rates. Fortunately, navigating a change in market trends is nothing new to Putnam’s experienced investment professionals, who continue to monitor risks and seek opportunities.

We would like to take this opportunity to extend our thanks to Jameson A. Baxter, who retired from her position as Chair of your Board of Trustees on June 30, 2018. It is hard to express in a few words the extent of Jamie’s commitment to protecting the interests of Putnam shareholders like you. In addition to her professional and directorship experience, Jamie brought intelligence, insight, and compassion to a board she served for decades. Jamie began as a Trustee in 1994, served as Vice Chair for six years, and became Chair in 2011. We are also pleased to announce the appointment of Kenneth R. Leibler as your new Board of Trustees Chair. Ken became a Trustee in 2006, has served as Vice Chair since 2016, and now leads the Board in overseeing your fund and protecting your interests.

Thank you for investing with Putnam.

When Putnam Premier Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative.

In the more than 25 years since then, the fixed-income landscape has undergone a dramatic transformation, but the spirit of ingenuity that helped launch the fund is still with it today.

A veteran portfolio management team

The fund’s managers strive to build a well-diversified portfolio that carefully balances risk and return, targeting opportunities in interest rates, credit, mortgages, and currencies from across the full spectrum of the global bond markets.

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Allocations are shown as a percentage of the fund’s net assets as of 7/31/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

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Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See below and pages 11–12 for additional performance information, including fund returns at market price.

Index and Lipper results should be compared with fund performance at NAV.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays Government Bond Index as the fund’s primary benchmark. In Putnam Management’s opinion, the new index is more appropriate to the fund’s flexible multisector investment approach.

* The fund’s primary benchmark (ICE BofAML U.S. Treasury Bill Index) was introduced on 6/30/92, which post-dates the inception of the fund’s class A shares.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 7/31/18. See above and pages 11–12 for additional fund performance information. Index descriptions can be found on pages 13–14.

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Bill is Chief Investment Officer, Fixed Income. He has an M.B.A. from the Haas School of Business, University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

Your fund is also managed by Michael J. Atkin; Robert L. Davis, CFA; Brett S. Kozlowski, CFA; Co-Head of Fixed Income Michael V. Salm; and Co-Head of Fixed Income Paul D. Scanlon, CFA.

Bill, how would you summarize the fund’s investment environment during the reporting period?

Despite bouts of volatility, rising interest rates, and increasing uncertainty surrounding global trade policy, I think the environment remained generally favorable for the fund’s multisector investment approach. I’m happy to report that nearly all of our underlying strategies contributed in some way to the fund’s absolute performance this period.

Which investments fueled the fund’s strong gain for the 12-month period?

Our mortgage credit holdings were the biggest contributor, led by an allocation to commercial mortgage-backed securities [CMBS]. Long exposure to the BBB-rated tranche within the CMBX — an index that references a basket of CMBS issued in a particular year — benefited from reduced investor concern that weakness in the retail industry would materially hamper the CMBS market. Our holdings of cash bonds also contributed. We mainly held mezzanine bonds issued between 2011 and 2014. The yield spreads on these securities continued to gradually tighten while spreads widened in

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Credit qualities are shown as a percentage of the fund’s net assets as of 7/31/18. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 7/31/18. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

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other market sectors during the second half of the period.

Holdings of agency credit-risk transfer securities [CRTs] also bolstered our mortgage credit strategies. CRTs benefited from strong overall demand, as investors continued to embrace the sector’s relatively high yields backed by robust collateral and rising residential real estate prices. Additionally, credit-rating agencies upgraded various CRT tranches, recognizing the improved outlook for their underlying collateral. Our legacy positions in non-agency residential mortgage-backed securities [RMBS], such as pay-option adjustable-rate MBS, provided a further boost within our mortgage-credit strategies. These securities received continued support from a favorable supply-and-demand backdrop.

Elsewhere, strategies targeting prepayment risk also meaningfully contributed. Our holdings of reverse-mortgage interest-only [IO] securities benefited from regulatory changes announced last year by the Department of Housing and Urban Development [HUD]. The regulations have reduced the incentives for owners of reverse mortgages to refinance, helping to strengthen secondary market demand. Additionally, higher intermediate-term Treasury yields helped our positions in agency interest-only collateralized mortgage obligations [IO CMOs]. Refinancing activity was subdued due to rising mortgage rates and a continuing trend of fairly restrictive bank underwriting standards. As a result, prepayment speeds on the mortgages underlying our IO CMO positions stayed relatively low.

How did corporate credit and emerging market [EM] debt influence performance?

Our positions in high-yield corporate bonds aided results, primarily in the first half of the period. During that time, credit spreads tightened amid strength in corporate earnings, improving readings on the U.S. economy, and a low level of issuer defaults. Credit spreads are the yield advantage that bonds with credit risk offer over comparable-maturity U.S. Treasuries. Volatility increased and spreads widened considerably from February through May before tightening once again late in the period.

As for EM debt, our holdings in Argentina, Brazil, and Russia performed well in the first half of the period. However, a substantial portion of these gains evaporated in the period’s second half. During that time, uncertainty surrounding upcoming elections in Brazil hampered the performance of that country’s debt. Bonds issued by the government of Argentina also underperformed as the country’s currency depreciated sharply. Overall, our EM investments modestly contributed.

What impact did the fund’s interest-rate and yield-curve positioning have this period?

Our global “term structure” strategies provided an additional boost to performance. We generally kept the fund’s duration below zero, which enabled the portfolio to benefit when interest rates rose markedly in the United States during the first quarter of 2018. Model-driven global rate strategies — in which we sought to exploit rate differentials and yield-curve structures across various countries — also produced notable gains during the second half of the period. Meanwhile, holdings of Greek government debt rose on improving sentiment, as the country works toward resolution of its bailout agreement with international creditors.

What about detractors?

Against the backdrop of a generally strengthening U.S. dollar, our currency strategies worked against performance this period. Long positions in the Norwegian krone and the Australian dollar, both of which weakened against the U.S. dollar, weighed on our strategy. A short position in the New Zealand dollar also detracted, as this currency strengthened versus the greenback during the time that we had this exposure.

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How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, to hedge the risk associated with the fund’s yield-curve positioning, and to gain exposure to rates in various countries. In addition, we employed interest-rate swaps and options to hedge the fund’s interest-rate risk, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk. We used credit default swaps to hedge the fund’s credit and market risks, and to gain exposure to specific sectors and securities. Lastly, we utilized currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the coming months?

Although global growth became less synchronized as the period progressed, we think U.S. economic data continue to provide a supportive backdrop for the market sectors we focus on. U.S. gross domestic product grew at a robust 4.1% annualized rate in the second quarter of 2018, following growth of 2.2% in the first quarter. Meanwhile, consumer prices rose 2.9% over the 12 months ended July 31, 2018, the strongest growth for this measure since 2011. In our view, the rising costs of rent, gasoline, health care, and other consumer products and services indicate that the economy is shifting into a higher gear after years of relatively slow growth. It appears to us that a strong labor market is beginning to push wages up, and accelerating growth is increasingly squeezing slack out of the economy.

Within this environment, the Federal Reserve has been raising its policy rate and has begun to reduce its holdings of U.S. Treasuries and government-agency mortgage-backed securities. We’re encouraged that, so far, the Fed has been carrying out this process without causing

This chart shows how the fund’s security type weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

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significant disruption to the U.S. economy or financial markets.

Globally, we are focused on developments in international trade and the performance of emerging-market economies.

After a decade of borrowing by EM governments and companies, we believe that dollar-denominated bonds in developing economies are coming under increasing pressure as U.S. interest rates rise, trade tensions ratchet higher, and the U.S. dollar strengthens. A stronger dollar makes it more difficult for countries with large amounts of dollar-denominated bonds to repay that debt as it matures.

The dilemma now facing policy makers in less-developed countries is whether to try to keep pace with the Fed as it raises interest rates. Higher rates could help stem capital outflows from emerging markets, but could also crimp domestic growth.

Given this outlook, how are you positioning the fund?

We continue to favor mortgage credit, prepayment risk, and corporate credit, but are taking a somewhat more conservative approach than previously. We are doing this partly by purchasing securities with shorter durations. We are also seeking greater credit protection by investing at more senior levels in a deal’s credit structure.

As for emerging markets, we have sought to manage risk by reducing exposure to markets that tend to be more volatile, such as Russia. Beyond that, we plan to continue focusing on select investment opportunities that we believe

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

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offer value, rather than establishing broad exposure to the sector.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

HOW CLOSED-END FUNDS DIFFER FROM OPEN-END FUNDS

Closed-end funds and open-end funds share many common characteristics but also have some key differences that you should understand as you consider your portfolio strategies.

More assets at work Open-end funds are subject to ongoing sales and redemptions that can generate transaction costs for long-term shareholders. Closed-end funds, however, are typically fixed pools of capital that do not need to hold cash in connection with sales and redemptions, allowing the funds to keep more assets actively invested.

Traded like stocks Closed-end fund shares are traded on stock exchanges and, as a result, their prices fluctuate because of the influence of several factors.

They have a market price Like an open-end fund, a closed-end fund has a per-share net asset value (NAV). However, closed-end funds also have a “market price” for their shares — which is how much you pay when you buy shares of the fund, and how much you receive when you sell them.

When looking at a closed-end fund’s performance, you will usually see that the NAV and the market price differ. The market price can be influenced by several factors that cause it to vary from the NAV, including fund distributions, changes in supply and demand for the fund’s shares, changing market conditions, and investor perceptions of the fund or its investment manager. A fund’s performance at market price typically differs from its results at NAV.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2018, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return for periods ended 7/31/18

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year
NAV	6.74%	80.07%	6.06%	23.48%	4.31%	15.95%	5.06%	6.31%
Market price	6.77	92.41	6.76	34.77	6.15	23.61	7.32	3.26

Performance assumes reinvestment of distributions and does not account for taxes.

Performance includes the deduction of management fees and administrative expenses.

Comparative index returns For periods ended 7/31/18

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year
ICE BofAML U.S. Treasury
Bill Index	—*	4.18%	0.41%	2.32%	0.46%	2.19%	0.72%	1.39%
Bloomberg Barclays
Government Bond Index	5.70%	32.13	2.83	7.27	1.41	1.84	0.61	–1.20
Lipper General Bond Funds
(closed-end) category	7.31	143.12	8.58	39.32	6.70	22.76	6.99	4.52
average†

Index and Lipper results should be compared with fund performance at net asset value.

* The fund’s primary benchmark (ICE BofAML U.S. Treasury Bill Index) was introduced on 6/30/92, which post-dates the inception of the fund’s class A shares.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays Government Bond Index as the fund’s primary benchmark. In Putnam Management’s opinion, the new index is more appropriate to the fund’s flexible multisector investment approach.

† Over the 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 7/31/18, there were 39, 33, 28, 18, and 3 funds, respectively, in this Lipper category.

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Fund price and distribution information For the 12-month period ended 7/31/18

Distributions
Number		12
Income		$0.312
Capital gains		—
Total		$0.312
Share value	NAV		Market price
7/31/17	$5.56		$5.39
7/31/18	5.59		5.25
Current dividend rate*	5.58%		5.94%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by NAV or market price at end of period.

Fund performance as of most recent calendar quarter Total return for periods ended 6/30/18

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year
NAV	6.74%	77.43%	5.90%	24.07%	4.41%	15.33%	4.87%	6.70%
Market price	6.76	90.53	6.66	31.75	5.67	23.17	7.19	2.10

See the discussion following the fund performance table on page 11 for information about the calculation of fund performance.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

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Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

CMBX Index tracks the performance of a basket of CMBS issued in a particular year.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

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Other information for shareholders

Important notice regarding share repurchase program

In September 2017, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 12 months beginning October 10, 2017, up to 10% of the fund’s common shares outstanding as of October 9, 2017.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2018, Putnam employees had approximately $523,000,000 and the Trustees had approximately $69,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

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Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

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Summary of Putnam Closed-End Funds’ Amended and Restated Dividend Reinvestment Plans

Putnam High Income Securities Fund, Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

Premier Income Trust 17

be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments

Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

18 Premier Income Trust

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2018, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2018, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2018 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2018. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Premier Income Trust 19

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as the fund’s assets under management increase. The Trustees noted, however, that because your fund is a closed-end management investment company, it has relatively stable levels of assets under management and is not expected to be affected significantly by breakpoints in its management fee schedule. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses, which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses as of December 31, 2017. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2017 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam Funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees

20 Premier Income Trust

considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2017 was a strong year for the performance of the Putnam funds, with generally favorable results for most asset classes, including U.S. equity, international and global equity, taxable and tax exempt fixed income and global asset allocation Funds. In this regard, the Trustees considered that, for the one-year period ended December 31, 2017, the Putnam open-end Funds’ performance, on an asset-weighted basis, ranked in the 32nd percentile of their Lipper peers (excluding those Putnam funds that are evaluated based on their total returns and/or comparisons of those returns versus selected investment benchmarks or targeted annual returns). The Trustees observed that this strong performance has continued a positive trend that began in mid-year 2016 across most Putnam funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 7th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2017 and the 9th-best performing mutual fund complex out of 50 complexes for the ten-year period ended 2017. In addition, the survey ranked the Putnam funds 7th out of 59 mutual fund complexes for the one-year period ended 2017; the Putnam funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2017 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its common share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. (“Lipper”) peer group (Lipper General Bond Funds (closed-end)) for the one-year, three-year and five-year periods ended December 31, 2017 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	3rd
Three-year period	4th
Five-year period	3rd

Premier Income Trust 21

Over the one-year, three-year and five-year periods ended December 31, 2017, there were 34, 29 and 24 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the three-year period ended December 31, 2017 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance was largely due to the fund’s overweight exposure to securities with a short duration in an environment of falling interest rates. The Trustees also noted Putnam Management’s view that the fund’s international term structure positioning had detracted from the fund’s performance, particularly in the second quarter of 2015 (Greek debt crisis) and June and July of 2016 (the U.K.’s vote to leave the European Union).

The Trustees considered that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through the appointment of additional portfolio managers in February 2017 and through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continues to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”), which is an affiliate of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

22 Premier Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Premier Income Trust 23

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Premier Income Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Putnam Premier Income Trust (the “fund”), including the fund’s portfolio, as of July 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the fund as of July 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG has served as the auditor of one or more Putnam investment companies since 1999.

Boston, Massachusetts
September 13, 2018

24 Premier Income Trust

The fund’s portfolio 7/31/18

	Principal
MORTGAGE-BACKED SECURITIES (42.1%)*	amount	Value
Agency collateralized mortgage obligations (20.9%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
17.457%, 4/15/37	$78,370	$104,693
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%),
16.201%, 11/15/35	164,000	207,854
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3,
(1 Month US LIBOR + 4.65%), 6.714%, 10/25/28	320,000	368,545
Ser. 4813, IO, 5.50%, 8/15/48	6,396,000	1,425,638
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	5,096,462	1,098,405
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%),
4.578%, 4/15/40	5,127,977	605,050
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,556,492	599,906
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	1,413,065	291,826
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	2,310,071	442,496
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.028%, 4/15/47	2,577,776	494,598
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	4,853,185	1,061,634
Ser. 4425, IO, 4.00%, 1/15/45	5,995,239	1,304,204
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	5,012,424	1,385,845
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	3,904,522	603,474
Ser. 4062, Class DI, IO, 4.00%, 9/15/39	4,830,738	465,249
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	12,856,026	2,088,590
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	8,186,897	1,676,447
Ser. 4560, Class PI, IO, 3.50%, 5/15/45	3,112,588	552,111
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	5,649,023	945,477
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	2,223,465	237,784
Ser. 304, Class C37, IO, 3.50%, 12/15/27	2,321,529	198,169
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	9,675,912	950,291
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	4,518,960	399,426
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	2,634,649	166,800
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	7,679,102	763,587
FRB Ser. 57, Class 1AX, IO, 0.365%, 7/25/43 W	2,720,724	29,150
Ser. 3326, Class WF, zero %, 10/15/35 W	1,984	1,398
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%),
27.518%, 7/25/36	115,200	179,705
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%),
16.633%, 6/25/37	133,589	171,614
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%),
15.717%, 2/25/38	106,329	130,790
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
14.059%, 8/25/35	95,138	110,334
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%),
12.029%, 11/25/34	139,431	155,935
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
(1 Month US LIBOR + 4.55%), 6.614%, 2/25/25	409,841	443,565
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
(1 Month US LIBOR + 4.00%), 6.064%, 5/25/25	273,155	295,070
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	5,160,266	1,256,969

Premier Income Trust 25

	Principal
MORTGAGE-BACKED SECURITIES (42.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	$5,343,122	$1,157,748
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	3,773,460	274,255
Ser. 374, Class 6, IO, 5.50%, 8/25/36	226,076	43,405
Ser. 378, Class 19, IO, 5.00%, 6/25/35	700,881	143,738
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2,
(1 Month US LIBOR + 2.60%), 4.664%, 5/25/24	120,000	127,459
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	1,027,662	242,636
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	6,261,066	876,023
Ser. 366, Class 22, IO, 4.50%, 10/25/35	46,854	1,349
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
4.386%, 4/25/42	2,730,070	462,111
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%),
4.336%, 4/25/40	1,950,042	329,070
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
4.086%, 10/25/41	2,097,965	193,646
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.036%, 12/25/46	7,792,085	1,022,711
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	4,161,189	925,865
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	3,518,473	581,252
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	4,059,789	773,316
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	2,925,012	464,112
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	2,262,096	344,811
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	2,264,103	414,227
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
3.886%, 2/25/43	4,902,131	833,362
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%),
3.836%, 10/25/41	6,243,751	811,688
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	5,697,988	1,006,174
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	3,565,335	236,906
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,587,869	276,165
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	3,340,861	351,258
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	3,251,064	185,473
Ser. 99-51, Class N, PO, zero %, 9/17/29	15,003	13,690
Federal National Mortgage Association Grantor Trust Ser. 00-T6,
IO, 0.717%, 11/25/40 W	1,876,837	39,883
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	2,373,127	548,881
Ser. 16-42, IO, 5.00%, 2/20/46	6,374,386	1,359,657
Ser. 16-168, Class AI, IO, 5.00%, 7/20/45	2,705,867	304,410
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44	1,936,380	429,818
Ser. 14-76, IO, 5.00%, 5/20/44	2,459,415	584,499
Ser. 14-25, Class MI, IO, 5.00%, 11/20/43	1,553,765	310,333
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43	4,844,500	524,844
Ser. 13-22, Class IE, IO, 5.00%, 2/20/43	3,827,282	835,649
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43	3,454,516	682,467
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,928,356	423,284
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43	1,747,333	407,688
Ser. 12-146, IO, 5.00%, 12/20/42	1,711,266	391,178
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42	1,257,724	258,035

26 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (42.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40	$487,992	$31,337
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	176,524	15,695
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40	422,044	28,688
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	2,550,017	573,681
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,793,000	409,234
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	8,055,569	1,826,028
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	4,115,434	947,496
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	1,530,798	362,296
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	3,228,306	698,121
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	8,006,806	1,274,523
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	2,316,398	529,691
Ser. 14-147, Class IJ, IO, 4.50%, 2/20/44	2,941,632	490,076
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	3,517,697	743,113
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	4,686,130	823,166
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	3,496,368	745,077
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	804,237	134,332
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	3,156,570	684,169
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40	114,707	13,019
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	195,305	28,175
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,609,041	775,872
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	5,709,158	1,262,694
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	3,188,249	697,972
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	3,630,626	776,068
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,191,392	455,128
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,791,683	414,255
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39	637,153	64,786
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39	1,666,021	133,731
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
4.064%, 9/20/43	1,429,351	206,255
IFB Ser. 14-20, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.014%, 7/20/43	5,551,175	705,721
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	4,100,729	676,620
Ser. 16-29, IO, 4.00%, 2/16/46	2,981,535	607,488
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	8,009,878	1,578,186
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,607,611	1,026,410
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	5,335,579	1,012,379
Ser. 15-40, IO, 4.00%, 3/20/45	5,080,912	1,059,086
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	4,997,145	927,220
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	10,144,003	1,648,400
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	1,726,828	331,320
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	7,916,775	1,125,053
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,738,395	329,600
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,503,169	299,085
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	3,909,228	763,431
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
3.514%, 8/20/44	5,910,616	768,380
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	4,691,881	920,641
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	3,235,711	472,964

Premier Income Trust 27

	Principal
MORTGAGE-BACKED SECURITIES (42.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	$3,982,099	$930,179
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	5,509,246	980,266
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45	4,765,036	857,707
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45	3,833,511	660,974
Ser. 13-76, IO, 3.50%, 5/20/43	6,247,524	1,061,329
Ser. 13-28, IO, 3.50%, 2/20/43	1,928,148	334,553
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	2,994,983	531,250
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	4,375,254	750,444
Ser. 13-14, IO, 3.50%, 12/20/42	9,668,948	1,420,852
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	3,072,327	517,626
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	3,970,805	814,734
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	4,970,861	1,020,956
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	2,257,430	487,850
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	6,518,488	822,177
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	6,692,802	889,507
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	4,751,121	485,978
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	3,997,112	461,167
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	11,428,792	1,146,422
Ser. 16-H16, Class EI, IO, 3.197%, 6/20/66 W	7,979,739	921,660
Ser. 17-H16, Class JI, IO, 2.617%, 8/20/67 W	20,859,262	2,998,519
Ser. 17-H16, Class FI, IO, 2.535%, 8/20/67 W	8,056,743	997,022
Ser. 15-H15, Class BI, IO, 2.466%, 6/20/65 W	5,778,412	570,624
Ser. 17-H02, Class BI, IO, 2.36%, 1/20/67 W	6,802,281	884,977
Ser. 16-H18, Class QI, IO, 2.304%, 6/20/66 W	7,523,130	946,854
Ser. 16-H17, Class KI, IO, 2.303%, 7/20/66 W	5,431,067	610,995
Ser. 17-H06, Class BI, IO, 2.282%, 2/20/67 W	10,990,684	1,355,151
Ser. 17-H16, Class IH, IO, 2.135%, 7/20/67 W	14,461,157	1,367,997
Ser. 17-H08, Class NI, IO, 2.111%, 3/20/67 W	14,319,356	1,702,571
Ser. 15-H10, Class BI, IO, 2.068%, 4/20/65 W	6,549,613	590,356
Ser. 18-H03, Class XI, IO, 2.051%, 2/20/68 W	10,512,112	1,481,157
Ser. 17-H19, Class MI, IO, 2.031%, 4/20/67 W	5,354,474	631,828
Ser. 16-H03, Class DI, IO, 2.015%, 12/20/65 W	9,328,593	886,216
Ser. 16-H09, Class BI, IO, 2.006%, 4/20/66 W	11,631,594	1,166,335
Ser. 17-H16, Class IG, IO, 1.935%, 7/20/67 W	19,390,945	1,939,094
Ser. 17-H12, Class QI, IO, 1.923%, 5/20/67 W	9,634,870	1,173,219
Ser. 16-H06, Class DI, IO, 1.876%, 7/20/65	13,349,775	1,081,679
Ser. 16-H23, Class NI, IO, 1.864%, 10/20/66 W	29,086,293	3,554,345
Ser. 15-H25, Class EI, IO, 1.84%, 10/20/65 W	8,058,079	711,528
Ser. 15-H20, Class AI, IO, 1.819%, 8/20/65 W	8,373,361	764,488
Ser. 16-H22, Class AI, IO, 1.808%, 10/20/66 W	10,937,532	1,297,848
Ser. 17-H11, Class DI, IO, 1.794%, 5/20/67 W	9,651,451	1,097,853
FRB Ser. 15-H08, Class CI, IO, 1.785%, 3/20/65 W	6,802,311	597,733
Ser. 15-H23, Class BI, IO, 1.721%, 9/20/65 W	9,953,895	843,095
Ser. 17-H09, IO, 1.705%, 4/20/67 W	13,082,532	1,367,347
Ser. 16-H24, Class CI, IO, 1.688%, 10/20/66 W	7,206,853	620,279
Ser. 16-H14, IO, 1.667%, 6/20/66 W	8,500,817	590,246
Ser. 13-H08, Class CI, IO, 1.664%, 2/20/63 W	12,701,639	694,780
Ser. 15-H20, Class CI, IO, 1.64%, 8/20/65 W	9,934,879	1,037,152

28 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (42.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-H21, Class BI, IO, 1.538%, 10/20/64 W	$11,582,792	$808,479
Ser. 15-H24, Class AI, IO, 1.534%, 9/20/65 W	8,734,351	858,176
Ser. 16-H03, Class AI, IO, 1.505%, 1/20/66 W	8,825,050	838,380
Ser. 16-H10, Class AI, IO, 1.441%, 4/20/66 W	19,509,777	1,463,077
Ser. 16-H02, Class HI, IO, 1.31%, 1/20/66 W	11,682,451	995,345
Ser. 16-H06, Class CI, IO, 1.203%, 2/20/66 W	12,500,566	872,014
Ser. 15-H26, Class CI, IO, 0.873%, 8/20/65 W	25,634,623	340,940
Ser. 06-36, Class OD, PO, zero %, 7/16/36	4,692	3,788
		124,639,485
Commercial mortgage-backed securities (8.9%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5,
Class XW, IO, zero %, 2/10/51 W	26,573,840	266
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.524%, 1/12/45 W	1,339,000	1,238,575
Ser. 05-PWR7, Class D, 5.304%, 2/11/41 W	1,026,000	1,016,869
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	1,178,148	1,181,094
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.612%, 9/11/42 W	828,000	736,920
FRB Ser. 06-PW11, Class B, 5.27%, 3/11/39 W	1,091,922	709,968
FRB Ser. 06-PW11, Class C, 5.27%, 3/11/39 (In default) † W	1,554,000	155,711
FRB Ser. 06-PW14, Class XW, IO, 0.322%, 12/11/38 W	1,165,985	6,237
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
zero %, 11/15/44 W	3,940,315	154
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.755%, 12/15/47 W	1,068,000	1,033,201
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	2,275,000	2,019,763
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 5.82%, 5/15/46 W	619,366	627,290
COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3,
Class F, 4.75%, 10/15/45 W	1,755,510	1,215,638
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.755%, 10/15/45 W	700,000	590,030
Ser. 13-LC13, Class E, 3.719%, 8/10/46 W	1,331,000	904,936
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX,
IO, 0.638%, 12/15/39 W	5,072,264	32,336
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4,
Class C, 6.035%, 9/15/39 W	463,650	469,868
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38
(Cayman Islands)	442,097	456,244
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.797%, 4/15/50 W	2,386,000	2,112,006
GCCFC Commercial Mortgage Trust FRB Ser. 05-GG5, Class B,
5.429%, 4/10/37 W	77,003	76,560
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3,
Class B, 4.965%, 12/10/41	52,450	53,227
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO,
1.37%, 7/10/39 W	887,995	977
GS Mortgage Securities Trust 144A Ser. 11-GC3, Class E,
5.00%, 3/10/44 W	915,000	855,780

Premier Income Trust 29

	Principal
MORTGAGE-BACKED SECURITIES (42.1%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47 W	$2,236,000	$1,955,196
FRB Ser. 13-C14, Class E, 4.568%, 8/15/46 W	1,178,000	956,779
FRB Ser. C14, Class D, 4.568%, 8/15/46 W	1,335,000	1,210,386
FRB Ser. 14-C18, Class E, 4.314%, 2/15/47 W	914,000	655,963
FRB Ser. 14-C25, Class D, 3.945%, 11/15/47 W	2,523,000	2,016,402
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	1,823,000	1,105,890
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.233%, 2/12/51 W	415,447	424,795
FRB Ser. 07-CB20, Class E, 6.233%, 2/12/51 W	757,000	764,570
FRB Ser. 11-C3, Class F, 5.676%, 2/15/46 W	1,113,000	1,076,894
FRB Ser. 12-C6, Class E, 5.141%, 5/15/45 W	1,115,000	982,963
FRB Ser. 12-C8, Class E, 4.654%, 10/15/45 W	173,000	162,330
FRB Ser. 12-LC9, Class E, 4.372%, 12/15/47 W	850,000	776,290
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	1,807,000	1,300,424
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51 W	6,484,735	65
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class C,
5.482%, 9/15/39 (In default) † W	3,041,000	152,050
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.096%, 4/20/48 W	977,000	848,173
Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D,
5.046%, 8/12/39 W	471,423	471,630
Merrill Lynch Mortgage Trust 144A FRB Ser. 08-C1, Class D,
6.382%, 2/12/51 W	812,000	813,218
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 5.818%, 12/15/49 W	726,759	330
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	2,239,594	2,203,515
Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.703%, 8/15/47 W	2,403,000	2,046,993
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	830,000	599,475
FRB Ser. 13-C10, Class E, 4.083%, 7/15/46 W	2,860,000	2,284,096
FRB Ser. 13-C10, Class F, 4.083%, 7/15/46 W	1,164,000	924,532
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	662,691
Ser. 14-C18, Class D, 3.389%, 10/15/47	958,000	713,109
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	995,834	249,158
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	1,600,000	1,514,831
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.166%, 1/11/43 W	798,000	773,661
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39 W	525,922	521,767
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 1.198%, 3/24/19 (Cayman
Islands) (In default) † W	376,000	3,572
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	1,081,996	90,347
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F,
4.893%, 5/10/63 W	1,476,000	996,526
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.026%, 6/15/45 W	542,105	508,711
FRB Ser. 07-C34, IO, 0.156%, 5/15/46 W	5,177,013	2,459

30 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (42.1%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15,
Class G, 5.395%, 10/15/41 W	$1,500,000	$1,050,000
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.288%, 7/15/46 W	456,000	398,623
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,734,000	2,222,103
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	2,560,000	1,755,387
FRB Ser. 14-C19, Class E, 4.956%, 3/15/47 W	1,520,000	1,112,529
FRB Ser. 12-C10, Class D, 4.444%, 12/15/45 W	700,000	600,906
Ser. 13-C12, Class E, 3.50%, 3/15/48	1,038,000	766,619
		53,169,608
Residential mortgage-backed securities (non-agency) (12.3%)
BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, (1 Month
US LIBOR + 0.17%), 2.261%, 6/26/35	120,235	119,243
Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%),
4.989%, 4/25/34	625,254	650,745
FRB Ser. 05-7, Class 21A1, 4.461%, 9/25/35 W	456,052	431,511
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB
Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.244%, 11/25/47	602,765	504,575
Citigroup Mortgage Loan Trust FRB Ser. 07-AR5, Class 1A1A,
3.754%, 4/25/37 W	463,947	462,630
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D,
(1 Month US LIBOR + 0.35%), 2.414%, 3/25/37	2,777,930	2,406,003
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.718%, 6/25/46 W	1,640,724	1,456,963
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
2.614%, 8/25/46	557,593	485,961
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
2.594%, 6/25/46	980,521	883,753
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%),
2.416%, 11/20/35	2,542,741	2,494,121
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%),
2.414%, 9/25/35	1,453,454	1,423,664
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%),
2.404%, 2/25/37	938,323	589,612
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%),
2.274%, 4/25/47	957,682	873,717
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%),
2.254%, 8/25/46	870,687	735,731
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%),
2.254%, 8/25/46	1,164,817	990,094
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
2.254%, 8/25/46	5,717,632	4,814,761
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4,
Class A2, (1 Month US LIBOR + 0.19%), 2.254%, 12/25/36	1,035,473	625,829
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B,
(1 Month US LIBOR + 10.50%), 12.564%, 5/25/28	829,804	1,098,427
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 12.064%, 7/25/28	2,032,625	2,714,034

Premier Income Trust 31

	Principal
MORTGAGE-BACKED SECURITIES (42.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 11.414%, 4/25/28	$1,491,404	$1,942,318
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 9.614%, 12/25/27	1,041,785	1,294,522
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3,
(1 Month US LIBOR + 5.15%), 7.214%, 11/25/28	1,744,200	2,075,942
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1,
(1 Month US LIBOR + 4.95%), 7.014%, 7/25/29	570,000	651,633
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 5.914%, 3/25/29	640,000	719,539
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 14.314%, 9/25/28	2,315,827	3,430,961
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 13.814%, 10/25/28	1,299,741	1,846,383
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
(1 Month US LIBOR + 11.75%), 13.814%, 8/25/28	1,208,934	1,747,216
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B,
(1 Month US LIBOR + 10.75%), 12.814%, 1/25/29	269,630	349,360
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 7.964%, 10/25/28	4,285,000	4,987,454
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 7.764%, 4/25/28	4,237,883	4,935,956
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 7.614%, 4/25/28	633,793	718,848
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 7.564%, 9/25/29	1,059,000	1,215,143
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
(1 Month US LIBOR + 5.00%), 7.064%, 7/25/25	3,806,818	4,309,719
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 7.064%, 7/25/25	1,469,369	1,634,488
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1,
(1 Month US LIBOR + 4.85%), 6.914%, 10/25/29	1,810,000	2,048,416
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.314%, 4/25/29	240,000	274,032
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.314%, 1/25/29	180,000	203,237
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 6.064%, 5/25/25	144,870	159,092
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2,
(1 Month US LIBOR + 3.65%), 5.714%, 9/25/29	500,000	547,836
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 5.664%, 1/25/30	450,000	461,341
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 5.614%, 7/25/29	370,000	403,882
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2,
(1 Month US LIBOR + 2.80%), 4.864%, 2/25/30	310,000	323,075
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month
US LIBOR + 0.31%), 2.374%, 5/25/37	1,173,888	869,467

32 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (42.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 2.264%, 6/25/37	$971,110	$578,660
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR
+ 0.80%), 2.859%, 8/25/35	359,938	318,192
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 7.814%,
4/25/27 (Bermuda)	550,000	587,125
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 4.881%,
7/25/28 (Bermuda)	2,230,000	2,232,788
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 4.764%, 3/25/28 (Bermuda)	620,000	623,352
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%),
2.274%, 8/25/36	1,017,459	890,276
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
2.244%, 1/25/37	1,342,794	1,285,824
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.431%, 12/25/35 W	484,693	485,014
FRB Ser. 05-AR10, Class 1A3, 3.389%, 9/25/35 W	1,142,817	1,145,006
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
2.554%, 10/25/45	2,075,167	2,096,694
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%),
2.464%, 12/25/45	786,874	769,721
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%),
2.414%, 12/25/45	534,561	516,918
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.184%, 4/25/36 W	431,124	433,279
FRB Ser. 06-AR2, Class 1A1, 3.898%, 3/25/36 W	441,066	442,109
		73,316,192
Total mortgage-backed securities (cost $245,590,314)		$251,125,285

	Principal
CORPORATE BONDS AND NOTES (31.7%)*	amount	Value
Basic materials (4.1%)
A Schulman, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 6/1/23	$161,000	$168,446
Alcoa Nederland Holding BV 144A company guaranty sr. unsec.
unsub. notes 6.125%, 5/15/28 (Netherlands)	400,000	412,000
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	349,000	376,048
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21	85,000	86,245
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands) ‡‡	260,000	260,650
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec.
notes 6.25%, 2/1/25 (Netherlands)	440,000	431,200
American Woodmark Corp. 144A company guaranty sr. unsec.
notes 4.875%, 3/15/26	439,000	416,501
Apergy Corp. 144A sr. unsec. notes 7.875%, 7/15/26	224,000	225,546
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	207,000	224,078
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	369,000	416,048

Premier Income Trust 33

	Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.	amount	Value
Basic materials cont.
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24	$420,000	$415,800
Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25	327,000	304,617
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub.
notes 6.375%, 10/1/23	332,000	343,620
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr.
notes 7.25%, 9/1/25	498,000	517,920
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	657,000	643,860
Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24	777,000	778,989
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24	525,000	514,500
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	360,000	351,450
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	950,000	925,656
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	485,000	501,587
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%,
1/11/25 (Mexico)	200,000	203,500
CF Industries, Inc. company guaranty sr. unsec. bonds
4.95%, 6/1/43	533,000	450,385
Chemours Co. (The) company guaranty sr. unsec. notes
5.375%, 5/15/27	122,000	118,645
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25	136,000	145,520
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	761,000	703,925
Constellium NV 144A company guaranty sr. unsec. notes 5.875%,
2/15/26 (Netherlands)	500,000	490,625
Constellium NV 144A company guaranty sr. unsec. notes 5.75%,
5/15/24 (Netherlands)	425,000	419,156
Cornerstone Chemical Co. 144A company guaranty sr. notes
6.75%, 8/15/24	353,000	345,940
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21	222,000	224,220
Crown Americas, LLC/Crown Americas Capital Corp. VI 144A
company guaranty sr. unsec. notes 4.75%, 2/1/26	315,000	296,100
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.50%, 4/1/25 (Canada)	485,000	488,031
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.25%, 5/15/22 (Canada)	200,000	201,000
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 6.875%, 3/1/26 (Canada)	295,000	287,256
Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25	242,000	235,345
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
6.875%, 2/15/23 (Indonesia)	340,000	363,800
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub.
notes 5.45%, 3/15/43 (Indonesia)	151,000	134,088
GCP Applied Technologies, Inc. 144A sr. unsec. notes
5.50%, 4/15/26	468,000	463,320
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes
7.625%, 1/15/25 (Canada)	320,000	330,400

34 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.	amount	Value
Basic materials cont.
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	$448,000	$420,000
James Hardie International Finance DAC 144A sr. unsec. bonds
5.00%, 1/15/28 (Ireland)	200,000	190,000
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	178,000	196,245
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 7.00%, 4/15/25	339,000	349,170
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	468,000	463,320
Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	106,000	111,300
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	214,000	218,815
Mercer International, Inc. 144A sr. unsec. notes 5.50%,
1/15/26 (Canada)	160,000	156,000
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6.25%, 11/15/22 (Canada)	197,000	185,180
New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)	90,000	82,350
NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%,
6/1/27 (Canada)	300,000	280,797
Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	39,000	37,391
Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24	1,015,000	1,016,269
Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26	304,000	313,120
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	266,000	264,005
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	403,000	478,059
Steel Dynamics, Inc. company guaranty sr. unsec. notes
5.00%, 12/15/26	527,000	525,024
Steel Dynamics, Inc. company guaranty sr. unsec. notes
4.125%, 9/15/25	95,000	90,844
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24	110,000	112,338
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23	45,000	45,450
Syngenta Finance NV 144A company guaranty sr. unsec. unsub.
notes 5.182%, 4/24/28 (Switzerland)	325,000	315,234
Syngenta Finance NV 144A company guaranty sr. unsec. unsub.
notes 4.892%, 4/24/25 (Switzerland)	325,000	323,465
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
4.75%, 1/15/22 (Canada)	148,000	152,440
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
3.75%, 2/1/23 (Canada)	137,000	135,288
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	385,000	391,256
TopBuild Corp. 144A company guaranty sr. unsec. notes
5.625%, 5/1/26	410,000	401,800
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)	225,000	221,906
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)	125,000	120,469
Tronox, Inc. 144A company guaranty sr. unsec. notes
6.50%, 4/15/26	270,000	267,975

Premier Income Trust 35

	Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.	amount	Value
Basic materials cont.
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24	$527,000	$525,024
Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23	271,000	279,130
USG Corp. 144A company guaranty sr. unsec. bonds
4.875%, 6/1/27	379,000	385,633
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	218,000	222,905
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23	125,000	120,625
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24	270,000	283,500
Zekelman Industries, Inc. 144A company guaranty sr. notes
9.875%, 6/15/23	489,000	534,233
		24,432,577
Capital goods (1.9%)
Advanced Disposal Services, Inc. 144A sr. unsec. notes
5.625%, 11/15/24	289,000	285,388
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27	332,000	308,760
ARD Securities Finance SARL 144A sr. notes 8.75% (8.75%), 1/31/23
(Luxembourg) ‡‡	200,000	199,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)	630,000	656,775
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)	265,000	258,706
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%,
6/15/23 (Canada)	250,000	255,859
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22	240,000	243,600
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	154,000	152,845
Berry Global, Inc. 144A notes 4.50%, 2/15/26	120,000	112,800
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	492,000	544,275
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	529,000	563,385
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20	553,000	586,180
Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24	273,000	269,246
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26	347,000	374,760
FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24	167,000	162,825
Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22	343,000	345,144
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%,
3/1/23 (Canada)	190,000	177,175
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22	699,000	718,223
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)	753,000	709,703
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25	215,000	221,988
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes
6.625%, 4/15/27	428,000	432,280
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25	385,000	369,600

36 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.		amount	Value
Capital goods cont.
Tennant Co. company guaranty sr. unsec. unsub. notes
5.625%, 5/1/25		$300,000	$298,500
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 12/15/24		220,000	206,525
Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec.
notes 7.75%, 4/15/26 (Canada)		390,000	348,933
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.50%, 5/15/25		115,000	116,294
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.375%, 6/15/26		382,000	383,910
TransDigm, Inc. company guaranty sr. unsec. unsub. notes
6.50%, 7/15/24		395,000	404,381
Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		518,000	486,920
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%,
2/15/22 ‡‡		360,000	348,300
Wabash National Corp. 144A company guaranty sr. unsec. notes
5.50%, 10/1/25		537,000	508,808
Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25		442,000	415,480
			11,467,318
Communication services (3.5%)
Altice Financing SA 144A company guaranty sr. notes 6.625%,
2/15/23 (Luxembourg)		400,000	403,000
Altice Financing SA 144A company guaranty sr. unsub. notes
7.50%, 5/15/26 (Luxembourg)		200,000	194,720
Altice Luxembourg SA company guaranty sr. unsec. sub. notes
Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	200,000	227,439
Altice Luxembourg SA 144A company guaranty sr. unsec. notes
7.75%, 5/15/22 (Luxembourg)		$800,000	796,000
Altice SA 144A company guaranty sr. unsec. notes 7.625%,
2/15/25 (Luxembourg)		710,000	661,188
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		400,000	419,620
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26		655,000	643,538
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24		563,000	572,853
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26		112,000	111,300
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/27		230,000	219,579
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23		815,000	812,963
CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23		348,000	356,700
CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20		95,000	97,138
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. sub. notes 7.75%, 7/15/25		435,000	457,294
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. notes 7.50%, 4/1/28		310,000	319,688
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21		469,000	468,644
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21		197,000	196,508

Premier Income Trust 37

	Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.	amount	Value
Communication services cont.
CommScope Technologies Finance, LLC 144A sr. unsec. notes
6.00%, 6/15/25	$693,000	$713,790
CommScope Technologies, LLC 144A company guaranty sr. unsec.
unsub. notes 5.00%, 3/15/27	308,000	296,065
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	795,000	765,188
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	124,000	129,425
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23	860,000	946,000
Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%,
3/1/23 (Jamaica)	1,110,000	954,600
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24	624,000	517,920
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	103,000	83,527
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22	264,000	239,580
Frontier Communications Corp. 144A company guaranty notes
8.50%, 4/1/26	520,000	499,200
Intelsat Connect Finance SA 144A company guaranty sr. unsec.
sub. notes 12.50%, 4/1/22 (Luxembourg)	18,000	17,978
Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7.50%, 4/1/21 (Bermuda)	65,000	65,244
Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Bermuda)	15,000	15,825
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%,
7/15/25 (Bermuda)	663,000	708,581
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.625%, 2/1/23	175,000	176,313
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)	88,000	90,530
SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)	450,000	447,188
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	543,000	522,638
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	238,000	248,115
Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 11/15/18	243,000	247,131
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	929,000	991,708
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21	465,000	488,831
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint
Spectrum Co. III, LLC 144A company guaranty sr. notes
3.36%, 9/20/21	235,625	234,447
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25	745,000	776,663
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23	291,000	299,730
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27	180,000	177,525
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22	100,000	98,875
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds
4.75%, 2/1/28	295,000	273,524

38 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.		amount	Value
Communication services cont.
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
4.50%, 2/1/26		$125,000	$117,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	639,000	840,531
UPC Holding BV 144A sr. notes 5.50%, 1/15/28 (Netherlands)		$200,000	183,500
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%,
7/15/22 (Canada)		662,000	673,585
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)		170,000	167,025
Virgin Media Secured Finance PLC company guaranty sr. notes
Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	100,000	133,560
Virgin Media Secured Finance PLC 144A company guaranty sr.
bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	327,621
Windstream Services, LLC company guaranty sr. unsec. notes
6.375%, 8/1/23		$536,000	306,860
Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%,
1/15/25 (Netherlands)	EUR	115,000	133,666
			20,868,161
Consumer cyclicals (5.1%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
notes 6.125%, 5/15/27		$549,000	532,530
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/26		120,000	117,000
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 2/15/22		84,000	85,470
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 6/15/25		355,000	350,119
American Builders & Contractors Supply Co., Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/26		85,000	84,681
American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23		377,000	389,253
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6.875%, 5/15/23		344,000	361,737
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes
6.00%, 8/15/26		135,000	135,675
Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25		125,000	130,625
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)		175,000	175,875
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		275,000	281,875
CBS Radio, Inc. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24		489,000	459,416
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22		165,000	165,825
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23		140,000	137,942
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. sub. notes 7.625%, 3/15/20		186,000	186,465
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22		280,000	286,300

Premier Income Trust 39

		Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.		amount	Value
Consumer cyclicals cont.
Codere Finance 2 Luxembourg SA company guaranty sr. notes
Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	200,000	$225,053
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		$884,000	835,380
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25		465,000	447,563
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		700,000	729,750
Diamond Resorts International, Inc. 144A sr. unsec. notes
10.75%, 9/1/24		210,000	218,925
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23		163,000	171,310
Gartner, Inc. 144A company guaranty sr. unsec. notes
5.125%, 4/1/25		340,000	343,025
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
notes 5.25%, 6/1/25		250,000	254,375
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26		165,000	167,657
Gray Television, Inc. 144A company guaranty sr. unsec. notes
5.875%, 7/15/26		250,000	244,375
Great Canadian Gaming Corp. 144A company guaranty sr. unsec.
notes 6.625%, 7/25/22 (Canada)	CAD	541,000	425,693
GW Honos Security Corp. 144A company guaranty sr. unsec. notes
8.75%, 5/15/25 (Canada)		$253,000	253,316
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		320,000	311,200
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27		450,000	437,625
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		526,000	514,823
iHeartCommunications, Inc. company guaranty sr. notes 9.00%,
12/15/19 (In default) †		674,000	518,980
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28
(United Kingdom)		145,000	144,275
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)		230,000	230,288
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)		75,000	71,531
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty notes 10.25%, 11/15/22		854,000	925,523
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty sr. notes 6.75%, 11/15/21		505,000	521,413
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		120,000	125,400
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds
7.40%, 4/1/37		235,000	135,125
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.875%, 12/15/27		170,000	158,313
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.625%, 12/15/25		195,000	185,250
Lennar Corp. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24		207,000	213,728
Lions Gate Capital Holdings, LLC 144A company guaranty sr.
unsec. notes 5.875%, 11/1/24		404,000	413,090

40 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.		amount	Value
Consumer cyclicals cont.
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/24		$313,000	$308,696
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 3/15/26		424,000	422,940
Masaria Investments SAU sr. notes Ser. REGS, 5.00%,
9/15/24 (Spain)	EUR	200,000	222,466
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)		$85,000	86,896
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)		230,000	225,400
Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		445,000	448,338
MGM Resorts International company guaranty sr. unsec. unsub.
notes 6.625%, 12/15/21		337,000	358,484
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		614,000	641,047
Neiman Marcus Group, LLC (The) company guaranty sr. notes
7.125%, 6/1/28		159,000	130,380
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.75%, 10/15/21 ‡‡		313,815	198,488
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.00%, 10/15/21		220,000	138,600
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
notes 5.625%, 8/1/24		832,000	819,520
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)		310,000	282,875
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. sub. notes 5.00%, 4/15/22		476,000	462,613
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		315,000	317,756
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		167,000	168,461
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		296,000	290,694
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		240,000	226,505
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22		439,000	448,228
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26		241,000	234,373
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24		290,000	283,475
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		125,000	84,375
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32		290,000	327,613
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26		400,000	394,504
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21		515,000	509,850
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		395,000	397,224
Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22		1,063,000	1,134,753
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24		729,000	719,888

Premier Income Trust 41

		Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.		amount	Value
Consumer cyclicals cont.
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
unsub. notes 5.125%, 2/15/27		$228,000	$211,470
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes
6.00%, 7/15/24		263,000	272,534
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		659,000	625,226
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 4/15/27		495,000	484,481
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 7/31/24		600,000	585,750
Spectrum Brands, Inc. company guaranty sr. unsec. notes
5.75%, 7/15/25		240,000	239,400
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22		25,000	25,781
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		333,000	337,163
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		410,000	406,023
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		25,000	22,875
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A company guaranty sr. unsub. notes
5.875%, 5/15/25		275,000	259,531
Takko Luxembourg 2 SCA company guaranty sr. notes Ser. REGS,
5.375%, 11/15/23 (Luxembourg)	EUR	200,000	214,332
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty
sr. unsec. unsub. notes 5.875%, 6/15/24		$314,000	311,645
Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22		282,000	283,410
Univision Communications, Inc. 144A company guaranty sr. notes
5.125%, 5/15/23		495,000	472,725
Univision Communications, Inc. 144A company guaranty sr. sub.
notes 5.125%, 2/15/25		216,000	200,340
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr.
unsec. notes 8.75%, 7/15/25		443,000	425,280
WMG Acquisition Corp. 144A company guaranty sr. notes
5.00%, 8/1/23		52,000	51,220
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes
5.50%, 4/15/26		355,000	351,450
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26		229,000	217,550
Wyndham Destinations, Inc. sr. unsec. unsub. bonds 4.50%, 4/1/27		468,000	457,470
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec.
notes 5.375%, 4/15/26		250,000	248,750
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27		612,000	575,347
			30,667,969
Consumer staples (1.5%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada)		385,000	369,119
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)		170,000	169,575
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
sub. notes 4.25%, 5/15/24 (Canada)		275,000	261,594
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		362,000	366,525

42 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.		amount	Value
Consumer staples cont.
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		$300,000	$285,660
Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25		355,000	337,694
BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A
company guaranty sub. notes 9.25%, 3/15/24		585,000	617,906
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes
8.50%, 7/15/25		870,000	887,400
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes
8.00%, 2/15/22		241,000	213,285
Dean Foods Co. 144A company guaranty sr. unsec. notes
6.50%, 3/15/23		330,000	322,988
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	495,000	531,254
Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	200,000	230,584
Fresh Market, Inc. (The) 144A company guaranty sr. notes
9.75%, 5/1/23		$264,000	186,120
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes
8.75%, 10/1/25		629,000	652,588
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		425,000	423,938
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		422,000	401,955
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26		295,000	289,746
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24		295,000	292,050
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27		180,000	170,028
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26		350,000	344,313
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24		85,000	83,194
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		315,000	296,297
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28		265,000	250,756
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		270,000	270,675
Revlon Consumer Products Corp. company guaranty sr. unsec.
notes 6.25%, 8/1/24		80,000	42,400
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6.125%, 4/1/23		439,000	441,195
			8,738,839
Energy (7.5%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company
guaranty sr. unsec. notes 7.875%, 12/15/24		989,000	1,028,560
Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23		213,000	217,260
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.375%, 11/1/21		324,000	328,455
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22		38,000	38,095
Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26		414,000	421,763
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 10.00%, 4/1/22		217,000	239,785
California Resources Corp. company guaranty sr. unsec. sub. notes
5.00%, 1/15/20		210,000	198,450

Premier Income Trust 43

	Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.	amount	Value
Energy cont.
California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	$171,000	$153,045
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25	618,000	650,445
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	370,000	371,110
Chesapeake Energy Corp. company guaranty sr. unsec. notes
8.00%, 6/15/27	114,000	116,565
Chesapeake Energy Corp. company guaranty sr. unsec. notes
8.00%, 1/15/25	486,000	498,150
Chesapeake Energy Corp. company guaranty sr. unsec. notes
5.75%, 3/15/23	58,000	55,970
Comstock Escrow Corp. 144A sr. unsec. notes 9.75%, 8/15/26	285,000	276,008
Continental Resources, Inc. company guaranty sr. unsec. bonds
4.90%, 6/1/44	607,000	600,092
Continental Resources, Inc. company guaranty sr. unsec. notes
3.80%, 6/1/24	1,048,000	1,029,468
Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	187,000	190,258
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	523,000	530,845
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes
5.625%, 10/15/25	310,000	299,150
DCP Midstream Operating LP company guaranty sr. unsec. unsub.
notes 5.375%, 7/15/25	135,000	137,869
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6.375%, 8/15/21	63,000	59,220
Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	531,000	564,851
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	637,000	637,000
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 4.75%, 11/1/24	140,000	135,800
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
bonds 5.75%, 1/30/28	344,000	336,260
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
notes 5.50%, 1/30/26	135,000	131,963
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	750,000	712,500
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)	238,000	229,670
EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. sub. notes 9.375%, 5/1/20	220,000	215,600
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 9.375%, 5/1/24	551,000	453,198
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 8.00%, 2/15/25	195,000	148,688
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty sr. notes 8.00%, 11/29/24	103,000	104,030
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty sr. notes 7.75%, 5/15/26	275,000	280,500
Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26	142,000	137,740

44 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.	amount	Value
Energy cont.
Hess Infrastructure Partners LP/Hess Infrastructure Partners
Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	$473,000	$475,365
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	475,000	486,281
Indigo Natural Resources, LLC 144A sr. unsec. notes
6.875%, 2/15/26	437,000	422,798
Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes
5.875%, 5/1/26	254,000	249,555
Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company
guaranty sr. unsec. notes 7.25%, 10/15/25	144,000	119,160
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%,
3/31/24 (Canada)	50,000	45,188
MEG Energy Corp. 144A company guaranty sr. unsec. notes
6.375%, 1/30/23 (Canada)	305,000	275,263
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	243,000	239,051
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes
5.75%, 2/1/25	410,000	388,475
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	67,000	69,848
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	859,000	878,328
Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 7.75%, 1/15/24	150,000	145,500
Noble Holding International, Ltd. 144A company guaranty sr.
unsec. notes 7.875%, 2/1/26	120,000	123,300
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	196,000	200,410
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	168,000	171,150
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26	275,000	275,688
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%,
5/3/22 (Indonesia)	270,000	275,699
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	398,923
Petrobras Global Finance BV company guaranty sr. unsec. notes
Ser. REGS, 5.999%, 1/27/28 (Brazil)	491,000	464,584
Petrobras Global Finance BV company guaranty sr. unsec. notes
Ser. REGS, 5.299%, 1/27/25 (Brazil)	1,703,000	1,627,813
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	3,250,000	3,380,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	1,720,000	1,752,250
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	3,254,000	3,367,890
Petrobras Global Finance BV 144A company guaranty sr. unsec.
notes 5.299%, 1/27/25 (Brazil)	1,020,000	974,967
Petroleos de Venezuela SA company guaranty sr. unsec. bonds
Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default) †	1,255,000	272,963
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela)	3,606,000	854,261
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela) (In default) †	2,345,000	510,038

Premier Income Trust 45

	Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.	amount	Value
Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
8.00%, 5/3/19 (Mexico)	$1,216,000	$1,257,344
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.375%, 3/13/22 (Mexico)	695,000	709,279
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.875%, 1/24/22 (Mexico)	2,125,000	2,140,109
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	5,014,000	4,670,591
QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26	265,000	255,063
Range Resources Corp. company guaranty sr. unsec. sub. notes
5.75%, 6/1/21	302,000	308,795
Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5.00%, 10/1/22	195,000	201,162
SemGroup Corp. company guaranty sr. unsec. notes
6.375%, 3/15/25	150,000	144,000
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24	395,000	406,850
SESI, LLC company guaranty sr. unsec. unsub. notes
7.125%, 12/15/21	123,000	125,460
Seven Generations Energy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 9/30/25 (Canada)	230,000	220,800
Seventy Seven Energy, Inc. escrow sr. unsec. notes
6.50%, 7/15/22 F	45,000	5
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	110,000	105,875
SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23	65,000	65,975
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	281,000	288,025
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 1/15/28	280,000	280,700
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27	210,000	207,898
Targa Resources Partners LP/Targa Resources Partners
Finance Corp. 144A company guaranty sr. unsec. unsub. bonds
5.00%, 1/15/28	473,000	446,394
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%,
8/1/25 (Cayman Islands)	135,000	136,688
Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes
6.625%, 2/15/25 (Canada)	347,000	335,723
USA Compression Partners LP/USA Compression Finance Corp.
144A sr. unsec. notes 6.875%, 4/1/26	250,000	257,188
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes
5.625%, 3/15/25 (Canada)	276,000	272,382
Weatherford International, LLC 144A company guaranty sr. unsec.
notes 9.875%, 3/1/25	140,000	141,925
Weatherford International, Ltd. company guaranty sr. unsec. sub.
notes 9.875%, 2/15/24	653,000	662,795
Weatherford International, Ltd. company guaranty sr. unsec.
unsub. notes 8.25%, 6/15/23	70,000	69,475
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26	190,000	196,769
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	180,000	236,250
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31	118,000	143,486
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	60,000	67,878

46 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.	amount	Value
Energy cont.
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	$238,000	$238,595
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	65,000	67,438
		44,634,028
Financials (3.5%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22	778,000	781,112
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes
8.25%, 8/1/23	5,000	5,188
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	1,105,000	1,331,525
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	369,000	382,376
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	163,000	206,603
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	148,000	153,920
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	185,000	198,413
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	175,000	183,461
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	315,000	320,119
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	578,000	591,005
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	82,000	83,538
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20	233,000	232,418
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	443,000	434,140
Credit Acceptance Corp. company guaranty sr. unsec. notes
6.125%, 2/15/21	332,000	335,735
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31	500,000	618,750
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	200,000	247,500
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R	360,000	349,236
Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%,
4/17/28 (Canada)	170,000	168,252
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	249,000	242,464
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	346,000	337,350
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%,
11/1/22 (Canada)	214,000	224,724
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	331,000	332,241
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24	210,000	213,675
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 2/1/22	205,000	208,971
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.00%, 8/1/20	51,000	51,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22	440,000	442,750
International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22	20,000	21,284
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB
7.70%, perpetual maturity (Italy)	200,000	191,000
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R	360,000	360,900
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R	125,000	121,875

Premier Income Trust 47

		Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.		amount	Value
Financials cont.
Liberty Mutual Insurance Co. 144A unsec. sub. notes
7.697%, 10/15/97		$670,000	$896,681
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)		242,000	255,915
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25		450,000	436,500
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28 R		115,000	104,938
Miller Homes Group Holdings PLC company guaranty sr. notes
Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	175,000	229,682
Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		$284,000	284,710
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25		375,000	366,019
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%,
perpetual maturity (United Kingdom)		200,000	212,424
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%,
perpetual maturity (United Kingdom)		306,000	381,353
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)		410,000	423,325
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%,
9/12/23 (United Kingdom)		235,000	230,226
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.875%, 3/15/25		450,000	456,750
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.125%, 5/15/22		160,000	163,600
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		123,000	124,999
Starwood Property Trust, Inc. 144A sr. unsec. notes
4.75%, 3/15/25 R		330,000	325,875
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes
11.125%, 4/1/23		513,000	525,825
Travelport Corporate Finance PLC 144A company guaranty sr.
notes 6.00%, 3/15/26 (United Kingdom)		380,000	386,650
UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual
maturity (Switzerland)		200,000	204,192
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		315,000	311,063
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)		4,200,000	4,326,000
Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26		80,000	83,900
Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23		255,000	264,563
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes
7.875%, 5/1/25		524,000	509,590
			20,877,155
Health care (2.3%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		475,000	437,000
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		300,000	246,000
Bausch Health Cos., Inc. 144A company guaranty sr. notes
5.50%, 11/1/25		90,000	90,162
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
9.25%, 4/1/26		305,000	324,444

48 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.	amount	Value
Health care cont.
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
9.00%, 12/15/25	$255,000	$270,096
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
6.125%, 4/15/25	603,000	565,313
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
5.875%, 5/15/23	826,000	793,373
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
5.625%, 12/1/21	90,000	89,100
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
7.00%, 3/15/24	355,000	376,389
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
6.50%, 3/15/22	270,000	281,529
Bausch Health Cos., Inc. 144A sr. unsec. notes 8.50%, 1/31/27	275,000	282,219
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21	410,000	393,088
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	395,000	415,738
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	305,000	308,431
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	135,000	138,206
CHS/Community Health Systems, Inc. company guaranty sr. notes
6.25%, 3/31/23	956,000	889,080
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22	717,000	351,330
CHS/Community Health Systems, Inc. 144A company guaranty
sub. notes 8.125%, 6/30/24	437,000	359,433
Concordia International Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/23 (Canada) (In default) †	298,000	17,880
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)	200,000	160,500
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5.375%, 1/15/23	295,000	250,013
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	256,000	259,840
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	629,000	654,946
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	575,000	545,388
HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22	128,000	140,640
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
144A company guaranty sr. unsec. notes 6.375%, 8/1/23	370,000	372,660
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub.
notes 12.50%, 11/1/21	408,000	446,760
Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)	329,000	263,200
Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22	270,000	275,400
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes
4.875%, 6/15/25	70,000	68,338
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics
SA 144A sr. unsec. notes 6.625%, 5/15/22	563,000	555,963
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	100,000	95,000
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	1,075,000	1,088,438
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23	220,000	223,300

Premier Income Trust 49

		Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.		amount	Value
Health care cont.
Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20		$393,000	$408,229
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		257,000	273,705
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)		385,000	410,709
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)		250,000	258,659
Unilabs Subholding AB company guaranty sr. unsec. notes
Ser. REGS, 5.75%, 5/15/25 (Sweden)	EUR	200,000	224,808
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		$165,000	166,031
			13,771,338
Technology (1.3%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		1,318,000	—
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24		1,063,000	1,142,725
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes
5.45%, 6/15/23		440,000	462,403
Energizer Gamma Acquisition, Inc. 144A company guaranty sr.
unsec. notes 6.375%, 7/15/26		100,000	102,750
First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23		335,000	350,494
First Data Corp. 144A notes 5.75%, 1/15/24		581,000	594,189
First Data Corp. 144A sr. notes 5.375%, 8/15/23		375,000	380,156
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec.
notes 8.625%, 11/15/24		640,000	646,400
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A
company guaranty sr. unsec. notes 7.125%, 5/1/21 ‡‡		557,000	562,570
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		503,000	509,288
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		132,000	133,815
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R		140,000	129,500
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R		481,000	440,716
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		110,000	112,063
Solera, LLC/Solera Finance, Inc. 144A sr. unsec. notes
10.50%, 3/1/24		675,000	746,386
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr.
unsec. notes 6.75%, 6/1/25		423,000	408,914
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25		597,000	589,538
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26		400,000	393,250
			7,705,157
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr.
unsec. notes 6.375%, 4/1/23		502,000	511,413
			511,413

50 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (31.7%)* cont.	amount	Value
Utilities and power (0.9%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	$965,000	$981,888
AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23	160,000	161,000
AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23	135,000	134,494
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	364,000	367,640
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	584,000	537,280
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	188,000	177,660
Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	85,000	85,425
Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	615,000	663,814
Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7.625%, 11/1/24	516,000	552,920
Dynegy, Inc. 144A company guaranty sr. unsec. notes
8.125%, 1/30/26	169,000	185,900
Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	356,000	370,240
Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27	139,000	142,475
GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20
(In default) †	329,000	205,625
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	272,000	289,680
NRG Energy, Inc. company guaranty sr. unsec. notes
6.625%, 1/15/27	393,000	404,790
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds
5.75%, 1/15/28	125,000	123,750
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
escrow company guaranty sr. notes 11.50%, 10/1/20	205,000	1,538
		5,386,119
Total corporate bonds and notes (cost $193,151,667)		$189,060,074

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (30.3%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.5%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 8/1/48	$17,000,000	$17,650,780
4.00%, TBA, 8/1/48	9,000,000	9,200,390
		26,851,170
U.S. Government Agency Mortgage Obligations (25.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
2.50%, 6/1/31 [i]	232,447	242,662
Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 8/1/48	5,000,000	5,339,453
4.00%, TBA, 8/1/48	23,000,000	23,362,968
3.50%, TBA, 9/1/48	63,000,000	62,352,776
3.50%, TBA, 8/1/48	63,000,000	62,424,142
2.79%, 6/1/23 [i]	233,082	231,374
		153,953,375
Total U.S. government and agency mortgage obligations (cost $180,955,521)		$180,804,545

Premier Income Trust 51

FOREIGN GOVERNMENT AND AGENCY		Principal amount/
BONDS AND NOTES (9.1%)*		units	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)		$460,000	$407,100
Argentina (Republic of) sr. unsec. unsub. notes 7.50%,
4/22/26 (Argentina)		1,140,000	1,085,850
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		3,493,000	3,178,630
Argentina (Republic of) sr. unsec. unsub. notes 4.625%,
1/11/23 (Argentina)		650,000	585,325
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)		1,675,000	1,368,140
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%,
1/13/28 (Brazil)		2,255,000	2,115,244
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS,
7.875%, 6/15/27 (Argentina)		900,000	800,271
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS,
6.50%, 2/15/23 (Argentina)		380,000	346,180
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates
BADLAR + 3.83%), 36.554%, 5/31/22 (Argentina)	ARS	17,110,000	544,329
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		$1,990,000	1,769,488
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina)		100,000	103,930
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		2,618,000	2,549,016
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%,
9/1/24 (Argentina)		2,205,000	1,973,475
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		2,408,000	2,323,744
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21
(Dominican Republic)		175,000	184,450
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)		445,000	504,519
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%,
1/27/25 (Dominican Republic)		1,650,000	1,656,782
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%,
1/31/22 (Egypt)		635,000	643,731
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%,
2/21/23 (Egypt)		310,000	308,063
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
6/11/25 (Egypt)		880,000	852,500
Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%,
2/21/23 (Egypt)		1,010,000	1,001,434
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/30/25 (El Salvador)		700,000	668,801
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	2,332,000	2,872,051
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece) ††	EUR	61,000	61,194
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece) ††	EUR	468,000	475,500
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	141,000	147,319

52 Premier Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal amount/
BONDS AND NOTES (9.1%)* cont.		units	Value
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	178,000	$188,123
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	468,000	500,039
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	3,840,211	4,212,675
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	137,295	152,939
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	4,094,435	4,597,751
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	398,000	448,149
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	1,556,500	1,788,569
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	114,000	131,250
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	1,269,807	1,488,709
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%,
1/15/25 (Indonesia)		$760,000	754,300
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		300,000	308,250
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%,
2/17/37 (Indonesia)		1,555,000	1,852,394
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		200,000	225,500
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		1,265,000	1,267,619
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		1,355,000	1,317,738
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33
(Ivory Coast)		1,385,000	1,269,159
Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30
(Ivory Coast)	EUR	760,000	864,533
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		$265,000	270,769
Russia (Federation of) 144A sr. unsec. notes 4.375%,
3/21/29 (Russia)		200,000	196,000
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		1,040,000	1,044,881
United Mexican States sr. unsec. unsub. notes 4.15%,
3/28/27 (Mexico)		2,445,000	2,407,582
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%,
3/31/38 (Venezuela)		650,000	174,688
Total foreign government and agency bonds and notes (cost $53,799,666)			$53,988,683

PURCHASED SWAP OPTIONS OUTSTANDING (2.0%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$135,756,500	$1,504,182
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	61,090,400	554,701
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	61,090,400	128,901
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	135,756,500	136

Premier Income Trust 53

PURCHASED SWAP OPTIONS OUTSTANDING (2.0%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Barclays Bank PLC
(3.02)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.02		$84,088,000	$463,325
2.845/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.845		84,088,000	58,021
(3.255)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.255		30,849,900	20,978
2.655/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.655		30,849,900	4,319
Citibank, N.A.
(3.00)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.00		84,088,000	424,644
(3.031)/3 month USD-LIBOR-BBA/Jun-49	Jun-19/3.031		6,710,700	316,544
2.86/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.86		84,088,000	21,022
2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47		54,302,600	54
2.826/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.826		42,044,000	42
Credit Suisse International
3.056/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056		74,563,800	117,811
(3.056)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056		74,563,800	108,863
(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		74,563,800	105,135
2.895/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		74,563,800	63,379
2.8475/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.8475		44,597,800	15,609
Goldman Sachs International
(3.005)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005		118,927,300	143,902
1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	6,701,000	142,925
(3.04375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375		$118,927,300	123,684
1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	17,218,000	91,754
(2.70)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70		$118,927,300	67,789
3.04375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375		118,927,300	64,221
(2.73375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375		118,927,300	57,085
3.005/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005		118,927,300	40,435
2.73375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375		118,927,300	34,489
2.70/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70		118,927,300	20,218
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		11,403,500	4,447
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		49,415,400	49
JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		135,756,500	1,520,471
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		61,090,400	560,199
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	17,032,000	555,069
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	6,794,000	504,321
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$6,980,300	478,849
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	468,448
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	312,578
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	305,249
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		61,090,400	127,068
(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		89,476,500	126,162
0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	46,535,500	6,719
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$135,756,500	136
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	726,194
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	726,124
(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225		118,927,300	352,025
(2.92875)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.92875		59,463,700	172,445

54 Premier Income Trust

PURCHASED SWAP OPTIONS OUTSTANDING (2.0%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC cont.
2.89/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.89	$56,058,700	$147,995
2.745/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.745	41,919,900	10,899
Total purchased swap options outstanding (cost $13,083,232)			$11,799,615

	Principal
SENIOR LOANS (1.7%)*[c]	amount	Value
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 4.00%), 6.092%, 7/2/22	$227,903	$187,979
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.50%), 5.834%, 4/21/24	181,936	167,097
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 4.25%), 6.322%, 12/15/24	562,175	564,384
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 6.599%, 6/21/24	476,190	478,240
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.25%), 5.581%, 4/3/24	143,550	143,101
California Resources Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 4.75%), 6.831%, 11/17/22	345,000	349,313
CCC Information Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 6.75%), 8.844%, 3/31/25	144,000	144,900
Chesapeake Energy Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 7.50%), 9.594%, 8/23/21	380,000	397,100
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 6.251%, 5/5/24	195,147	195,228
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA
LIBOR USD 3 Month + 4.25%), 6.421%, 6/30/24	307,224	296,183
Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 5.094%, 10/25/23	418,556	389,693
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.75%), 6.844%, 4/16/21	299,822	300,571
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 5.084%, 3/31/24	173,160	173,463
HFOTCO, LLC bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month
+ 2.75%), 5.09%, 6/26/25	445,000	444,444
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA
LIBOR USD 3 Month + 6.75%), 8.844%, 1/30/19 (In default) †	743,000	574,586
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 9.25%), 11.604%, 5/21/24	575,000	567,813
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 5.00%), 7.509%, 10/16/23	174,098	174,315
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 6.75%), 9.021%, 3/21/23	334,168	332,497
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month
+ 8.25%), 10.608%, 11/1/24	220,000	226,380
Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD
3 Month + 7.25%), 9.344%, 4/17/20	227,388	212,892
Navistar Financial Corp Owner Trust bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.75%), 6.087%, 7/25/25	85,000	85,106
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 5.60%, 11/6/24	748,125	751,398

Premier Income Trust 55

	Principal
SENIOR LOANS (1.7%)*[c] cont.	amount	Value
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.25%), 5.336%, 10/25/20	$306,686	$270,114
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/28/25	234,413	228,406
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 5.363%, 11/3/23	325,912	324,160
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.594%, 9/7/23	552,385	407,680
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.00%), 4.844%, 2/5/23	319,325	320,273
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 8.00%), 9.873%, 2/28/26	220,000	214,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 3.50%), 5.373%, 2/28/25	259,350	258,053
Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month
+ 8.50%), 10.594%, 3/19/21	150,913	146,008
Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month
+ 4.50%), 6.594%, 3/19/20	236,643	232,206
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25	578,550	568,907
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 6.10%, 11/15/23	120,000	119,250
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 6.092%, 7/24/24	169,148	164,919
Total senior loans (cost $10,740,169)		$10,411,159

	Principal
CONVERTIBLE BONDS AND NOTES (1.0%)*	amount	Value
Basic materials (—%)
Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20, (Mexico)	$48,000	$48,832
Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23	39,000	37,549
		86,381
Capital goods (—%)
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	72,000	80,038
Greenbrier Cos., Inc. (The) cv. sr. unsec. notes 2.875%, 2/1/24	46,000	54,481
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	47,000	33,149
II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22	36,000	38,002
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24	66,000	76,803
		282,473
Communication services (—%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	131,000	119,008
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23	48,000	52,026
		171,034
Consumer cyclicals (0.1%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24	31,972	57,435
Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44	48,000	62,092
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	116,000	125,931
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	124,000	156,897
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	46,000	51,934
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes
2.50%, 3/15/23	59,000	61,978

56 Premier Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (1.0%)* cont.	amount	Value
Consumer cyclicals cont.
Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes
2.00%, 10/1/23	$44,000	$39,013
Navistar International Corp. cv. sr. unsec. sub. bonds
4.75%, 4/15/19	36,000	37,202
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes
0.35%, 6/15/20	103,000	159,488
Square, Inc. cv. sr. unsec. unsub. notes 0.375%, 3/1/22	17,000	47,921
Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23	60,000	65,676
		865,567
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23	29,000	34,530
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes
0.875%, 10/1/22	42,000	47,408
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds
1.00%, 6/30/47	118,000	119,699
Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20	59,000	62,247
Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22	44,000	53,531
		317,415
Energy (0.1%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20,
(acquired 2/2/17, cost $58,386) (Cayman Islands) ∆∆	84,334	84,334
Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45	19,000	14,858
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes
5.50%, 9/15/26	82,000	81,535
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	61,000	76,469
Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub.
notes 1.25%, 4/1/20	97,000	92,555
		349,751
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes
4.75%, 3/15/23 R	41,000	40,064
Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr.
unsec. bonds 5.875%, 8/1/37	35,000	44,875
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes
3.50%, 1/15/22 R	85,000	93,620
JPMorgan Chase Financial Co., LLC cv. company guaranty sr.
unsec. notes 0.25%, 5/1/23	71,000	69,633
Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes
4.00%, 1/15/19 R	52,000	59,731
		307,923
Health care (0.2%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes
0.599%, 8/1/24	98,000	103,411
Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25	67,000	60,657
Exact Sciences Corp. cv. sr. unsec. notes 1.00%, 1/15/25	50,000	51,918
Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25	45,000	42,178
Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24	37,000	40,266
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22	39,000	52,352
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub.
bonds 1.875%, 8/15/21, (Ireland)	160,000	172,709

Premier Income Trust 57

	Principal
CONVERTIBLE BONDS AND NOTES (1.0%)* cont.	amount	Value
Health care cont.
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22	$109,000	$139,775
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	36,000	52,758
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes
2.375%, 4/1/22	69,000	68,077
Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes
0.625%, 4/1/23	48,000	54,000
Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25	61,000	78,781
Wright Medical Group, Inc. 144A cv. company guaranty sr. unsec.
notes 1.625%, 6/15/23	72,000	70,869
		987,751
Technology (0.4%)
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25	52,000	52,218
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	31,000	45,166
Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19	29,000	44,110
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23	55,000	81,015
Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22	58,000	83,813
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22	36,000	51,567
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22	57,000	80,291
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	51,000	47,466
Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes
0.875%, 11/15/22	65,000	77,439
Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39	61,000	141,342
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	61,000	80,665
Microchip Technology, Inc. cv. sr. unsec. sub. notes
1.625%, 2/15/27	203,000	241,760
Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43	99,000	178,737
Nice Systems, Inc. cv. company guaranty sr. unsec. notes
1.25%, 1/15/24	57,000	78,284
Novellus Systems, Inc. cv. company guaranty sr. unsec. notes
2.625%, 5/15/41	24,000	137,198
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	42,000	40,059
Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23	51,000	60,796
Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23	54,000	65,590
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.625%, 10/15/23	56,000	70,176
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.00%, 12/1/20	43,000	56,147
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22	68,000	65,625
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	117,000	114,899
Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20	63,000	90,631
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22	78,000	109,750
Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19	51,000	97,841
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22	66,000	90,682
Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23	55,000	79,975
TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20	33,000	60,670
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	70,000	64,897
Twitter, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/24	30,000	27,287
Vocera Communications, Inc. 144A cv. sr. unsec. notes
1.50%, 5/15/23	36,000	39,988

58 Premier Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (1.0%)* cont.	amount	Value
Technology cont.
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes
1.50%, 2/1/24	$47,000	$45,997
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23, (Israel)	35,000	33,388
Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22	59,000	62,223
		2,697,692
Transportation (—%)
Air Transport Services Group, Inc. 144A cv. sr. unsec. notes
1.125%, 10/15/24	82,000	79,941
Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19	26,000	25,064
		105,005
Total convertible bonds and notes (cost $5,718,917)		$6,170,992

	Principal
ASSET-BACKED SECURITIES (0.1%)*	amount	Value
Nationstar HECM Loan Trust 144A Ser. 18-1A, Class M5,
6.00%, 2/25/28 W	$770,000	$748,825
Total asset-backed securities (cost $749,268)		$748,825

COMMON STOCKS (0.1%)*	Shares	Value
Avaya Holdings Corp. †	13,924	$286,556
Caesars Entertainment Corp. †	8,988	101,564
CHC Group, LLC (Units) (acquired 3/23/17, cost $23,780)
(Cayman Islands) † ∆∆	1,640	12,300
Halcon Resources Corp. †	24,782	96,898
MWO Holdings, LLC (Units) † F	169	13,689
Nine Point Energy † F	1,515	21,877
SandRidge Energy, Inc. †	8,217	134,101
Tervita Corp. Class A (Canada) †	449	3,452
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
(Rights) †	21,073	11,379
Tribune Media Co. Class 1C †	92,963	32,537
Total common stocks (cost $926,640)		$714,353

PREFERRED STOCKS (0.1%)*	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	16,265	$432,161
Total preferred stocks (cost $412,195)		$432,161

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
HSBC Bank USA, National
Association
EUR/SEK (Put)	Aug-18/SEK 10.00	$19,706,939	EUR	16,852,900	$79
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Call)	Aug-18/$ 93.45	31,000,000		$31,000,000	41,292
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Aug-18/96.78	48,000,000		48,000,000	24,432

Premier Income Trust 59

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)*	date/strike	Notional	Contract
Counterparty cont.	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Sep-18/$98.84	$29,000,000	$29,000,000	$78,880
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Sep-18/98.68	29,000,000	29,000,000	61,741
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Sep-18/98.52	29,000,000	29,000,000	47,792
Total purchased options outstanding (cost $1,013,366)				$254,216

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Nine Point Energy 6.75% cv. pfd. †	32	$37,644
Total convertible preferred stocks (cost $32,000)		$37,644

	Expiration	Strike
WARRANTS (—%)* †	date	price	Warrants	Value
Halcon Resources Corp.	9/9/20	$14.04	6,732	$741
Total warrants (cost $—)				$741

	Principal amount/
SHORT-TERM INVESTMENTS (15.1%)*		shares	Value
Argentina (Republic of) Central bank letters with effective yields
ranging from 28.01.% to 29.31%, 8/15/18 (Argentina)	ARS	42,442,000	$1,521,125
Argentina (Republic of) Treasury bills with effective yields ranging
from 24.66% to 25.05%, 9/19/18 (Argentina)	ARS	60,565,000	2,070,013
Putnam Short Term Investment Fund 2.05% L	Shares	58,463,800	58,463,800
State Street Institutional U.S. Government Money Market Fund,
Premier Class 1.83% P	Shares	1,054,000	1,054,000
U.S. Treasury Bills 1.931%, 9/13/18 # ∆ §		$9,450,000	9,428,752
U.S. Treasury Bills 1.914%, 8/23/18 ∆ §		7,000,000	6,991,968
U.S. Treasury Bills 1.910%, 9/6/18 # ∆ §		6,690,000	6,677,356
U.S. Treasury Bills 1.880%, 8/9/18 # ∆ §		3,029,000	3,027,748
U.S. Treasury Bills 1.895%, 8/16/18 # ∆ §		596,000	595,537
U.S. Treasury Bills 1.894%, 9/20/18 §		248,000	247,348
Total short-term investments (cost $91,891,892)			$90,077,647

TOTAL INVESTMENTS
Total investments (cost $798,064,847)			$795,625,940

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

60 Premier Income Trust

INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2017 through July 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $596,141,802.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $96,634, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $520,188 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Premier Income Trust 61

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $11,714,632 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $11,712,338 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $140,899,239 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	85.2%	Russia	0.6%
Argentina	2.6	Bermuda	0.5
Greece	2.1	United Kingdom	0.5
Brazil	1.7	Luxembourg	0.5
Mexico	1.6	Other	2.5
Canada	1.3	Total	100.0%
Indonesia	0.9

62 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 7/31/18 (aggregate face value $369,831,556)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$4,099,643	$4,004,168	$95,475
	British Pound	Sell	9/19/18	2,463,035	2,460,575	(2,460)
	Canadian Dollar	Sell	10/17/18	32,099	32,430	331
	Euro	Sell	9/19/18	3,756,171	3,779,062	22,891
	Japanese Yen	Sell	8/16/18	2,316,206	2,386,991	70,785
	New Taiwan Dollar	Buy	8/16/18	2,463,342	2,500,637	(37,295)
	New Taiwan Dollar	Sell	8/16/18	2,463,342	2,532,163	68,821
	New Zealand Dollar	Sell	10/17/18	3,909,666	3,869,065	(40,601)
	Norwegian Krone	Buy	9/19/18	7,234,205	7,237,505	(3,300)
	Swedish Krona	Sell	9/19/18	1,897,212	1,878,972	(18,240)
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	6,655,315	6,555,768	99,547
	British Pound	Buy	9/19/18	5,965,441	6,058,154	(92,713)
	Canadian Dollar	Sell	10/17/18	2,054,541	2,023,563	(30,978)
	Euro	Sell	9/19/18	620,298	633,652	13,354
	Hong Kong Dollar	Sell	8/16/18	419,392	419,735	343
	Japanese Yen	Sell	8/16/18	1,338,290	1,310,460	(27,830)
	Norwegian Krone	Buy	9/19/18	3,748,742	3,759,772	(11,030)
	Swedish Krona	Sell	9/19/18	3,546,391	3,574,608	28,217
Citibank, N.A.
	Australian Dollar	Buy	10/17/18	5,459,676	5,376,639	83,037
	British Pound	Sell	9/19/18	3,327,885	3,343,073	15,188
	Canadian Dollar	Buy	10/17/18	19,090	18,870	220
	Euro	Sell	9/19/18	42,362	46,784	4,422
	Japanese Yen	Buy	8/16/18	1,228,181	1,266,729	(38,548)
	Japanese Yen	Sell	8/16/18	1,228,181	1,237,661	9,480
	New Zealand Dollar	Buy	10/17/18	88,882	88,592	290
	Norwegian Krone	Buy	9/19/18	1,294,058	1,295,443	(1,385)
	Swedish Krona	Sell	9/19/18	3,993,093	4,058,363	65,270
Credit Suisse International
	Australian Dollar	Buy	10/17/18	4,645,514	4,544,264	101,250
	British Pound	Buy	9/19/18	2,272,731	2,255,490	17,241
	Canadian Dollar	Buy	10/17/18	1,154,933	1,174,475	(19,542)
	Euro	Sell	9/19/18	6,269,046	6,287,438	18,392
	Japanese Yen	Buy	8/16/18	2,899,467	2,919,929	(20,462)
	Japanese Yen	Sell	8/16/18	2,899,467	2,970,907	71,440
	New Zealand Dollar	Buy	10/17/18	2,445,969	2,449,808	(3,839)
	Swedish Krona	Sell	9/19/18	5,773,371	5,783,311	9,940
Goldman Sachs International
	Australian Dollar	Buy	10/17/18	4,474,582	4,423,133	51,449
	Brazilian Real	Sell	10/2/18	242,532	241,933	(599)
	British Pound	Sell	9/19/18	1,975,373	2,011,791	36,418
	Canadian Dollar	Sell	10/17/18	1,700,225	1,677,834	(22,391)
	Chinese Yuan (Offshore)	Buy	8/16/18	2,366,615	2,538,332	(171,717)

Premier Income Trust 63

FORWARD CURRENCY CONTRACTS at 7/31/18 (aggregate face value $369,831,556) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Goldman Sachs International cont.
	Chinese Yuan (Offshore)	Sell	8/16/18	$2,366,615	$2,476,065	$109,450
	Euro	Sell	9/19/18	9,063,086	9,050,115	(12,971)
	Japanese Yen	Buy	8/16/18	1,228,212	1,258,444	(30,232)
	Japanese Yen	Sell	8/16/18	1,228,212	1,236,761	8,549
	New Taiwan Dollar	Buy	8/16/18	2,463,346	2,502,301	(38,955)
	New Taiwan Dollar	Sell	8/16/18	2,463,346	2,510,229	46,883
	New Zealand Dollar	Sell	10/17/18	6,434,157	6,333,122	(101,035)
	Norwegian Krone	Buy	9/19/18	25,993,155	26,105,466	(112,311)
	South African Rand	Buy	10/17/18	363,670	347,770	15,900
	Swedish Krona	Buy	9/19/18	11,454,494	11,308,793	145,701
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/17/18	4,052,377	3,988,803	63,574
	British Pound	Buy	9/19/18	2,453,565	2,499,102	(45,537)
	Canadian Dollar	Sell	10/17/18	2,514,159	2,492,183	(21,976)
	Chinese Yuan (Offshore)	Buy	8/16/18	2,366,615	2,536,671	(170,056)
	Chinese Yuan (Offshore)	Sell	8/16/18	2,366,615	2,475,191	108,576
	Japanese Yen	Sell	8/16/18	2,432,535	2,461,206	28,671
	Mexican Peso	Buy	10/17/18	779,334	736,490	42,844
	New Zealand Dollar	Sell	10/17/18	2,845,122	2,815,030	(30,092)
	Swedish Krona	Sell	9/19/18	5,932,376	5,944,949	12,573
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/17/18	1,082,378	1,080,825	(1,553)
	British Pound	Buy	9/19/18	1,232,175	1,248,063	(15,888)
	Canadian Dollar	Sell	10/17/18	933,476	919,757	(13,719)
	Euro	Sell	9/19/18	5,844,014	5,853,646	9,632
	Japanese Yen	Buy	8/16/18	4,943,508	5,033,111	(89,603)
	Japanese Yen	Sell	8/16/18	4,943,508	5,004,373	60,865
	New Zealand Dollar	Sell	10/17/18	1,172,375	1,143,968	(28,407)
	Norwegian Krone	Buy	9/19/18	5,869,199	5,876,838	(7,639)
	Russian Ruble	Buy	9/19/18	2,479,474	2,489,345	(9,871)
	Russian Ruble	Sell	9/19/18	2,479,474	2,476,589	(2,885)
	Swedish Krona	Sell	9/19/18	8,219,928	8,225,369	5,441
	Swiss Franc	Sell	9/19/18	328,618	331,369	2,751
NatWest Markets PLC
	Australian Dollar	Buy	10/17/18	3,745,886	3,722,871	23,015
	Canadian Dollar	Sell	10/17/18	2,516,622	2,481,972	(34,650)
	Euro	Buy	9/19/18	4,170,876	4,186,985	(16,109)
	Euro	Sell	9/19/18	7,258,284	7,265,334	7,050
	Japanese Yen	Buy	8/16/18	2,442,613	2,478,052	(35,439)
	Japanese Yen	Sell	8/16/18	2,442,613	2,459,562	16,949
	Norwegian Krone	Buy	9/19/18	6,989	6,961	28
	Norwegian Krone	Sell	9/19/18	2,505,204	2,498,315	(6,889)
	Swedish Krona	Buy	9/19/18	2,533,211	2,478,728	54,483
	Swedish Krona	Sell	9/19/18	5,255,447	5,265,019	9,572

64 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 7/31/18 (aggregate face value $369,831,556) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	$8,491,360	$8,393,665	$97,695
	British Pound	Sell	9/19/18	1,336,598	1,360,027	23,429
	Canadian Dollar	Sell	10/17/18	1,235,218	1,185,064	(50,154)
	Euro	Sell	9/19/18	13,917,510	13,905,349	(12,161)
	Japanese Yen	Sell	8/16/18	3,807,781	3,771,254	(36,527)
	New Zealand Dollar	Sell	10/17/18	2,769,463	2,747,896	(21,567)
	Norwegian Krone	Buy	9/19/18	8,306,146	8,328,492	(22,346)
	Swedish Krona	Sell	9/19/18	16,600,312	16,725,593	125,281
UBS AG
	Australian Dollar	Buy	10/17/18	4,480,081	4,416,816	63,265
	British Pound	Sell	9/19/18	3,268,703	3,281,686	12,983
	Canadian Dollar	Sell	10/17/18	14,702	14,429	(273)
	Euro	Sell	9/19/18	8,761,152	8,773,921	12,769
	Japanese Yen	Sell	8/16/18	90,152	118,366	28,214
	New Zealand Dollar	Sell	10/17/18	3,249,387	3,199,473	(49,914)
	Norwegian Krone	Buy	9/19/18	4,687,557	4,689,010	(1,453)
	Swedish Krona	Sell	9/19/18	3,121,490	3,179,596	58,106
WestPac Banking Corp.
	Australian Dollar	Buy	10/17/18	7,009,890	6,924,441	85,449
	Euro	Sell	9/19/18	2,507,830	2,507,989	159
	Japanese Yen	Buy	8/16/18	1,808,808	1,821,504	(12,696)
	Japanese Yen	Sell	8/16/18	1,808,808	1,853,163	44,355
Unrealized appreciation						2,208,013
Unrealized (depreciation)						(1,575,838)
Total						$632,175

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/18
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-BTP Italian Government
Bond (Long)	48	$7,145,196	$7,145,196	Sep-18	$58,760
Euro-Bund 10 yr (Short)	108	20,405,906	20,405,905	Sep-18	(23,048)
Euro-OAT 10 yr (Short)	16	2,876,227	2,876,227	Sep-18	(10,337)
U.S. Treasury Note Ultra 10 yr (Long)	63	8,007,891	8,007,891	Sep-18	25,022
Unrealized appreciation					83,782
Unrealized (depreciation)					(33,385)
Total					$50,397

Premier Income Trust 65

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/18 (premiums $12,420,720)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$61,090,400	$61
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		135,756,500	17,648
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		61,090,400	425,800
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		135,756,500	1,521,830
Barclays Bank PLC
(2.9325)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.9325		42,044,000	76,520
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		60,592,000	333,862
2.9325/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.9325		42,044,000	446,928
Citibank, N.A.
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325		54,302,600	54
3.126/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.126		42,044,000	6,727
(2.93)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.93		42,044,000	33,635
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09		29,825,500	295,571
2.93/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.93		42,044,000	406,145
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		60,592,000	464,741
Credit Suisse International
3.3575/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.3575		44,597,800	1,338
(2.973)/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973		74,563,800	177,462
2.973/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973		74,563,800	211,016
Goldman Sachs International
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		108,605,200	2,172
(2.85)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85		118,927,300	54,707
(2.8875)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875		118,927,300	91,574
2.8875/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875		118,927,300	174,823
2.85/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85		118,927,300	206,934
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	18,614,000	287,563
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	9,307,100	683,361
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	9,307,100	732,334
JPMorgan Chase Bank N.A.
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$61,090,400	61
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		135,756,500	17,648
3.055/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.055		89,476,500	21,474
2.975/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.975		89,476,500	59,054
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	10,237,800	163,267
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$61,090,400	432,520
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		108,605,200	650,545
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	18,614,000	1,004,296
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		$135,756,500	1,538,121
Morgan Stanley & Co. International PLC
3.255/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.255		41,919,900	20,122
3.24/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.24		28,029,300	49,612
(2.99)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.99		28,029,300	147,154
2.75/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.75		59,463,700	184,337

66 Premier Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/18 (premiums $12,420,720) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC cont.
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00	$6,990,700	$619,166
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00	6,990,700	619,865
Total			$12,180,048

WRITTEN OPTIONS OUTSTANDING at 7/31/18 (premiums $976,719)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Put)	Aug-18/$93.45	$31,000,000	$31,000,000	$106,671
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Aug-18/96.78	48,000,000	48,000,000	208,128
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Sep-18/98.27	29,000,000	29,000,000	30,653
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Sep-18/98.11	29,000,000	29,000,000	23,200
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Sep-18/97.95	29,000,000	29,000,000	17,429
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Sep-18/97.70	29,000,000	29,000,000	10,585
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Sep-18/97.54	29,000,000	29,000,000	7,685
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Sep-18/97.38	29,000,000	29,000,000	5,510
Total				$409,861

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/18
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	$13,575,700	$(271,514)	$274,636
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	13,575,700	(530,810)	71,137
(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	8,145,400	(287,125)	(1,466)
(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	8,145,400	(874,001)	(2,525)

Premier Income Trust 67

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/18 cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A. cont.
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	$13,575,700	$(530,810)	$(180,421)
2.203/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	13,575,700	(271,514)	(247,078)
2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	8,145,400	(287,125)	(262,363)
2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	8,145,400	(874,001)	(282,808)
(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	8,145,400	735,937	652,935
(2.413)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	13,575,700	521,986	458,723
2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	8,145,400	735,937	116,316
2.413/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	13,575,700	521,986	(311,019)
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	13,575,700	(271,514)	273,550
(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	8,145,400	(113,628)	35,432
2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	8,145,400	(113,628)	(105,972)
2.205/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	13,575,700	(271,514)	(246,942)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	13,575,700	(530,810)	68,693
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	2,064,000	(265,740)	39,505
(2.34)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	2,064,000	(38,287)	36,842
2.96/3 month USD-LIBOR-BBA/
Sep-28 (Purchased)	Sep-18/2.96	56,058,700	(163,972)	2,803
(3.12)/3 month USD-LIBOR-BBA/
Sep-28 (Purchased)	Sep-18/3.12	56,058,700	(164,252)	(10,651)
2.34/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	2,064,000	(38,287)	(29,164)
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	2,064,000	(265,740)	(75,377)
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	13,575,700	(530,810)	(179,063)
(2.42)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	13,575,700	522,664	458,451
(2.615)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	2,064,000	165,120	110,775

68 Premier Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/18 cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A. cont.
3.04/3 month USD-LIBOR-BBA/
Sep-28 (Written)	Sep-18/3.04	$28,029,300	$157,665	$3,924
(3.04)/3 month USD-LIBOR-BBA/
Sep-28 (Written)	Sep-18/3.04	28,029,300	157,665	(3,644)
2.615/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	2,064,000	165,120	(68,009)
2.42/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	13,575,700	519,949	(305,996)
Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	3,439,600	(122,106)	87,779
(2.7725)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	3,439,600	(87,710)	56,203
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	3,439,600	(275,684)	30,475
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	3,439,600	(238,364)	23,424
(3.1025)/3 month USD-LIBOR-BBA/
Aug-28 (Purchased)	Aug-18/3.1025	84,088,000	(210,220)	15,977
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	1,629,100	(205,674)	5,392
2.9475/3 month USD-LIBOR-BBA/
Aug-28 (Purchased)	Aug-18/2.9475	84,088,000	(210,220)	(15,136)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	1,629,100	(205,674)	(43,725)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	3,439,600	(275,684)	(52,179)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	3,439,600	(313,004)	(52,282)
2.47/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	3,439,600	(122,106)	(90,496)
2.7725/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	3,439,600	(165,101)	(109,276)
(2.875)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	3,439,600	282,391	173,769
(2.584)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	3,439,600	205,860	143,913
(3.025)/3 month USD-LIBOR-BBA/
Aug-28 (Written)	Aug-18/3.025	42,044,000	210,220	9,670
3.025/3 month USD-LIBOR-BBA/
Aug-28 (Written)	Aug-18/3.025	42,044,000	210,220	(22,283)
2.875/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	3,439,600	145,151	(69,377)
2.584/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	3,439,600	205,860	(115,158)

Premier Income Trust 69

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/18 cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A.
(2.2525)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	$3,439,600	$(213,255)	$52,523
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	2,064,000	(221,467)	37,317
(2.553)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	2,064,000	(27,451)	31,435
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	3,439,600	(357,718)	482
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	3,439,600	(198,809)	(14,653)
2.2525/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	3,439,600	(41,275)	(22,048)
2.553/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	2,064,000	(50,568)	(37,235)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	2,064,000	(319,094)	(92,797)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	8,145,400	(1,137,301)	(139,694)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	8,145,400	(1,137,301)	(452,070)
(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	8,145,400	773,406	642,916
2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	8,145,400	773,406	213,084
(2.826)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	2,064,000	227,246	145,471
(2.36)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	3,439,600	56,753	19,950
2.36/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	3,439,600	374,916	(45,128)
2.826/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	2,064,000	115,790	(54,985)
Morgan Stanley & Co. International PLC
(2.155)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	2,064,000	(51,600)	38,762
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	2,064,000	(316,205)	34,242
2.155/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	2,064,000	(27,038)	(20,619)
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	2,064,000	(222,086)	(59,196)
(2.43)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	2,064,000	114,758	77,544
2.43/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	2,064,000	226,214	(68,937)
Unrealized appreciation				4,444,050
Unrealized (depreciation)				(3,889,772)
Total				$554,278

70 Premier Income Trust

TBA SALE COMMITMENTS OUTSTANDING at 7/31/18 (proceeds receivable $84,293,945)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.50%, 8/1/48	$8,000,000	8/13/18	$8,298,125
Federal National Mortgage Association, 3.50%, 8/1/48	63,000,000	8/13/18	62,424,142
Federal National Mortgage Association, 3.00%, 8/1/48	14,000,000	8/13/18	13,493,593
Total			$84,215,860

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18
			Upfront
			premium	Termina-
Swap counterparty/			received	tion	Payments	Payments	Unrealized
Notional amount		Value	(paid)	date	made by fund	received by fund	depreciation
JPMorgan Chase Bank N.A.
MYR	8,395,000	$9,438	$—	12/12/22	3.925% —	3 month MYR-	$(10,108)
					Quarterly	KLIBOR-BNM —
						Quarterly
Upfront premium received			—		Unrealized appreciation		—
Upfront premium (paid)			—		Unrealized (depreciation)		(10,108)
Total			$—		Total		$(10,108)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$10,543,000	$141,382 E	$(76)	10/27/27	3 month USD-	2.74875% —	$(141,458)
				LIBOR-BBA —	Semiannually
				Quarterly
54,302,600	205,753	(39,303)	7/18/20	3 month USD-	2.68% —	163,157
				LIBOR-BBA —	Quarterly
				Semiannually
45,604,800	392,794	(431)	3/21/23	3 month USD-	2.7725% —	(57,669)
				LIBOR-BBA —	Semiannually
				Quarterly
9,011,000	11,480 E	(101)	2/27/28	3 month USD-	3.11% —	11,379
				LIBOR-BBA —	Semiannually
				Quarterly
86,326,300	230,837 E	(108,233)	6/7/20	3 month USD-	2.79375% —	122,603
				LIBOR-BBA —	Quarterly
				Semiannually
86,326,300	139,331 E	73,052	6/7/20	3 month USD-	2.90375% —	(66,279)
				LIBOR-BBA —	Semiannually
				Quarterly
10,713,000	13,381 E	(120)	3/7/28	3 month USD-	3.05125% —	(13,501)
				LIBOR-BBA —	Semiannually
				Quarterly
332,032,300	3,406,319	(601,641)	6/20/23	2.75% —	3 month USD-	2,665,289
				Semiannually	LIBOR-BBA —
					Quarterly
118,927,300	492,240	237,406	7/5/20	3 month USD-	2.655% —	(235,263)
				LIBOR-BBA —	Semiannually
				Quarterly

Premier Income Trust 71

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$81,964,000	$23,032	$(198)	4/25/19	3 month USD-	2.547% —	$496,250
				LIBOR-BBA —	Semiannually
				Quarterly
204,910,000	55,940	(496)	4/26/19	3 month USD-	2.55% —	1,242,697
				LIBOR-BBA —	Semiannually
				Quarterly
40,982,000	17,212	(99)	5/1/19	3 month USD-	2.5371% —	(4,336)
				LIBOR-BBA —	Semiannually
				Quarterly
41,919,900	472,479	271,365	7/3/28	3 month USD-	2.899% —	(185,470)
				LIBOR-BBA —	Semiannually
				Quarterly
12,339,900	92,710	72,950	7/5/28	3 month USD-	2.9425% —	161,067
				LIBOR-BBA —	Quarterly
				Semiannually
83,839,700	611,946	(254,727)	7/11/28	3 month USD-	2.945% —	(843,607)
				LIBOR-BBA —	Semiannually
				Quarterly
41,919,900	3,647	246,772	7/11/28	3 month USD-	3.03% —	229,612
				LIBOR-BBA —	Quarterly
				Semiannually
84,088,000	469,211	(257,583)	7/17/28	3 month USD-	2.965% —	(711,682)
				LIBOR-BBA —	Semiannually
				Quarterly
42,044,000	76,394	243,998	7/17/28	3 month USD-	3.05% —	158,658
				LIBOR-BBA —	Quarterly
				Semiannually
113,453,000	238,251 E	(119,874)	9/19/23	3 month USD-	2.95% —	118,377
				LIBOR-BBA —	Quarterly
				Semiannually
39,618,000	143,893 E	(142,935)	9/19/28	3 month USD-	3.00% —	(286,829)
				LIBOR-BBA —	Semiannually
				Quarterly
449,394,900	532,533 E	153,469	9/19/20	2.875% —	3 month USD-	686,003
				Semiannually	LIBOR-BBA —
					Quarterly
11,390,200	102,910 E	153,708	9/19/48	3.00% —	3 month USD-	256,618
				Semiannually	LIBOR-BBA —
					Quarterly
66,482,200	293,918 E	66,800	9/19/23	3 month USD-	2.90% —	(227,118)
				LIBOR-BBA —	Semiannually
				Quarterly
62,508,200	498,940 E	(58,880)	9/19/28	2.95% —	3 month USD-	440,060
				Semiannually	LIBOR-BBA —
					Quarterly
7,266,000	36,097	(96)	6/26/28	3 month USD-	2.9715% —	32,004
				LIBOR-BBA —	Quarterly
				Semiannually

72 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$18,078,900	$88,424 E	$(256)	8/7/28	3 month USD-	2.976% —	$88,168
				LIBOR-BBA —	Quarterly
				Semiannually
18,723,600	88,675	(265)	7/27/28	3 month USD-	2.975% —	88,298
				LIBOR-BBA —	Quarterly
				Semiannually
3,251,400	13,981	(46)	7/27/28	3 month USD-	2.98% —	13,914
				LIBOR-BBA —	Quarterly
				Semiannually
19,684,000	64,682	(159)	6/27/23	3 month USD-	2.9035% —	55,269
				LIBOR-BBA —	Quarterly
				Semiannually
11,057,000	85,238	(147)	6/28/28	3 month USD-	2.9398% —	79,686
				LIBOR-BBA —	Quarterly
				Semiannually
10,561,000	108,789	(140)	7/2/28	3 month USD-	2.91024% —	104,461
				LIBOR-BBA —	Quarterly
				Semiannually
11,547,000	103,172	(153)	7/3/28	3 month USD-	2.92594% —	98,468
				LIBOR-BBA —	Quarterly
				Semiannually
13,212,000	121,564	(175)	7/3/28	3 month USD-	2.92287% —	116,212
				LIBOR-BBA —	Quarterly
				Semiannually
54,576,300	82,246	(206)	7/5/20	3 month USD-	2.79594% —	67,504
				LIBOR-BBA —	Quarterly
				Semiannually
20,441,000	88,510	(165)	7/5/23	3 month USD-	2.8815% —	(81,967)
				LIBOR-BBA —	Semiannually
				Quarterly
54,576,300	92,343	(206)	7/5/20	3 month USD-	2.78606% —	77,990
				LIBOR-BBA —	Quarterly
				Semiannually
20,441,000	98,669	(165)	7/5/23	3 month USD-	2.87069% —	(92,286)
				LIBOR-BBA —	Semiannually
				Quarterly
54,576,300	87,049	(206)	7/5/20	3 month USD-	2.79125% —	72,492
				LIBOR-BBA —	Quarterly
				Semiannually
20,441,000	91,269	(165)	7/5/23	3 month USD-	2.87857% —	(84,770)
				LIBOR-BBA —	Semiannually
				Quarterly
6,166,500	51,990	(82)	7/25/28	3 month USD-	2.9325% —	51,694
				LIBOR-BBA —	Quarterly
				Semiannually
8,580,500	77,044	(114)	7/16/28	3 month USD-	2.92604% —	(75,618)
				LIBOR-BBA —	Semiannually
				Quarterly

Premier Income Trust 73

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$21,929,000	$20,942	$(83)	7/16/20	3 month USD-	2.82768% —	$17,821
				LIBOR-BBA —	Quarterly
				Semiannually
8,580,500	80,519	(114)	7/16/28	3 month USD-	2.92138% —	(79,109)
				LIBOR-BBA —	Semiannually
				Quarterly
10,991,700	107,389	(146)	7/20/28	3 month USD-	2.91727% —	(106,338)
				LIBOR-BBA —	Semiannually
				Quarterly
10,991,700	104,542	(146)	7/20/28	3 month USD-	2.92025% —	(103,481)
				LIBOR-BBA —	Semiannually
				Quarterly
46,216,000	41,502	(174)	7/20/20	3 month USD-	2.833% —	(37,834)
				LIBOR-BBA —	Semiannually
				Quarterly
8,685,700	83,930	(115)	7/24/28	3 month USD-	2.9185% —	(83,636)
				LIBOR-BBA —	Semiannually
				Quarterly
8,457,000	7,518	(112)	7/25/28	3 month USD-	3.019% —	(7,215)
				LIBOR-BBA —	Semiannually
				Quarterly
58,514,000	24,985	(221)	7/25/20	3 month USD-	2.858% —	23,463
				LIBOR-BBA —	Quarterly
				Semiannually
10,633,000	25,562	(141)	7/25/28	3 month USD-	3.00162% —	(25,212)
				LIBOR-BBA —	Semiannually
				Quarterly
10,089,000	15,093	(134)	7/26/28	3 month USD-	3.01211% —	14,665
				LIBOR-BBA —	Quarterly
				Semiannually
28,225,000	14,508	(106)	7/26/20	3 month USD-	2.85375% —	(14,411)
				LIBOR-BBA —	Semiannually
				Quarterly
7,898,900	13,397	(105)	7/31/28	3 month USD-	3.01% —	13,806
				LIBOR-BBA —	Quarterly
				Semiannually
14,730,000	4,846	(56)	7/30/20	3 month USD-	2.86417% —	(5,644)
				LIBOR-BBA —	Semiannually
				Quarterly
20,678,000	22,146	(274)	7/30/28	3 month USD-	3.01784% —	(23,374)
				LIBOR-BBA —	Semiannually
				Quarterly
10,530,000	4,001	(140)	7/31/28	3 month USD-	3.02507% —	4,547
				LIBOR-BBA —	Quarterly
				Semiannually
13,294,300	492	(176)	7/31/28	3 month USD-	3.029% —	1,181
				LIBOR-BBA —	Quarterly
				Semiannually

74 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
AUD	11,872,000	$3,166	$(37)	11/3/22	2.427% —	6 month AUD-	$(2,713)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	11,872,000	7,621	(37)	11/15/22	2.4525% —	6 month AUD-	(15,095)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	13,623,000	93,682 E	(118)	3/7/28	3.395% —	6 month AUD-	(93,800)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	64,369,000	54,662 E	(96,740)	9/19/23	6 month AUD-	2.55% —	(151,402)
					BBR-BBSW —	Semiannually
					Semiannually
AUD	5,949,000	17,913 E	(31,530)	9/19/28	2.90% —	6 month AUD-	(13,616)
					Semiannually	BBR-BBSW —
						Semiannually
BRL	20,713,797	4,034	(57)	1/2/23	Brazil Cetip	0.00% — At	1,209
					DI Interbank	maturity
					Deposit Rate —
					At maturity
BRL	10,522,963	18,126	(42)	1/2/23	0.00% — At	Brazil Cetip	(16,997)
					maturity	DI Interbank
						Deposit Rate —
						At maturity
BRL	11,433,703	73,964	—	1/2/23	0.00% — At	Brazil Cetip	76,302
					maturity	DI Interbank
						Deposit Rate —
						At maturity
CAD	11,645,000	201,828	(37)	11/2/22	3 month CAD-	2.02% —	(195,645)
					BA-CDOR —	Semiannually
					Semiannually
CAD	11,645,000	191,757	(37)	11/14/22	3 month CAD-	2.0525% —	(185,920)
					BA-CDOR —	Semiannually
					Semiannually
CAD	51,552,000	256,561 E	(26,969)	9/19/23	3 month CAD-	2.50% —	(283,530)
					BA-CDOR —	Semiannually
					Semiannually
CAD	12,668,000	137,192 E	(3,929)	9/19/28	2.60% —	3 month CAD-	(141,121)
					Semiannually	BA-CDOR —
						Semiannually
CHF	23,123,000	24,194 E	(12,134)	9/19/23	0.05% plus 6	—	(36,327)
					month CHF-
					LIBOR-BBA —
					Semiannually
CHF	24,699,000	28,362 E	(97,350)	9/19/28	6 month CHF-	0.50% —	(125,713)
					LIBOR-BBA —	Annually
					Semiannually
EUR	8,503,000	17,022 E	(34)	2/18/20	—	0.124% plus	(17,056)
						1 Day Euribor
						rate — Annually

Premier Income Trust 75

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	8,503,000	$19,041 E	$(34)	2/18/20	—	0.104% plus	$(19,074)
						1 Day Euribor
						rate — Annually
EUR	27,544,000	87,672	(242)	5/4/22	0.21% —	6 month EUR-	(125,771)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	7,933,000	76,809 E	(67)	10/27/27	1.61375% —	6 month EUR-	(76,877)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	14,264,000	92,939	(140)	1/24/23	6 month	0.378% —	127,511
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	3,664,000	33,196	(59)	1/24/28	0.976% —	6 month EUR-	(55,874)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	17,710,000	22,097	(81)	1/24/20	—	0.14% plus 6	(7,910)
						month EUR-
						EURIBOR-
						REUTERS —
						Semiannually
EUR	17,815,000	26,623	(84)	1/30/20	—	0.1249%	(13,563)
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	14,334,000	140,444	(144)	1/30/23	6 month	0.4419% —	178,852
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	3,673,000	41,851	(61)	1/30/28	0.9987% —	6 month EUR-	(64,157)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	36,297,700	445,075	(420)	3/21/23	0.503% —	6 month EUR-	(567,410)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	7,207,000	125,047 E	(99)	2/27/28	1.815% —	6 month EUR-	(125,147)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	36,145,000	147,213 E	(47,984)	9/19/23	6 month	0.30% —	99,230
					EUR-EURIBOR-	Semiannually
					REUTERS —
					Annually

76 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	53,065,000	$137,817 E	$80,812	9/19/28	6 month	0.95% —	$(57,004)
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
GBP	3,856,000	45,930 E	(72)	1/19/32	1.912% —	6 month GBP-	(46,002)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	17,538,000	55,454	(54)	9/15/19	6 month GBP-	0.766% —	(50,603)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	3,508,000	14,237 E	(43)	9/22/32	1.863% —	6 month GBP-	(14,280)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	17,538,000	47,374	21,775	12/20/19	6 month GBP-	0.85% —	(22,996)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	14,028,000	51,223 E	(210)	9/19/23	6 month GBP-	1.35% —	(51,433)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	19,391,000	225,553 E	(298,650)	9/19/28	6 month GBP-	1.70% —	(73,097)
					LIBOR-BBA —	Semiannually
					Semiannually
HKD	646,533,000	98,516	(157)	4/23/19	1.955% —	3 month HKD-	100,674
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	161,879,000	24,109	(50)	4/24/19	1.965% —	3 month HKD-	24,596
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	647,517,000	95,696	(198)	4/24/19	1.96625% —	3 month HKD-	97,619
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	808,986,000	119,353	(248)	4/25/19	1.972% —	3 month HKD-	121,553
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	323,758,000	50,570	(99)	4/27/19	1.96% —	3 month HKD-	51,079
					Quarterly	HIBOR-HKAB —
						Quarterly
INR	141,940,000	30,428	—	12/22/22	6.715% —	INR-FBIL-	29,526
					Semiannually	MIBOR-OIS-
						Compound —
						Semiannually
JPY	794,000,000	3,941	(28)	12/19/22	6 month JPY-	0.09% —	(3,346)
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	398,000,000	6,261	(26)	12/19/27	0.29% —	6 month JPY-	5,079
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	794,000,000	9,551	(58)	1/15/23	6 month JPY-	0.135% —	9,844
					LIBOR-BBA —	Semiannually
					Semiannually

Premier Income Trust 77

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
JPY	398,000,000	$17,626	$(47)	1/15/28	0.365% —	6 month JPY-	$(18,187)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	794,000,000	13,187	(60)	2/16/23	6 month JPY-	0.148% —	18,143
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	398,000,000	16,804	(49)	2/16/28	0.366% —	6 month JPY-	(22,996)
					Semiannually	LIBOR-BBA —
						Semiannually
MXN	84,723,000	484,870	—	1/1/26	1 month MXN-	6.16% — 28 Days	(486,326)
					TIIE-BANXICO —
					28 Days
MXN	90,430,000	286,238	—	10/6/21	1 month MXN-	5.93% — 28 Days	(290,311)
					TIIE-BANXICO —
					28 Days
MXN	21,470,000	4,891	(14)	12/24/26	8.12% — 28 Days	1 month MXN-	(4,909)
						TIIE-BANXICO —
						28 Days
MXN	25,900,000	12,825	(17)	1/7/27	8.20% — 28 Days	1 month MXN-	(12,936)
						TIIE-BANXICO —
						28 Days
MXN	315,000	50	—	6/16/23	1 month MXN-	8.005% — 28	(49)
					TIIE-BANXICO —	Days
					28 Days
MXN	30,640,000	5,839	(13)	6/16/23	1 month MXN-	8.02% — 28 Days	(5,806)
					TIIE-BANXICO —
					28 Days
MXN	36,645,000	13,337	(16)	6/26/23	1 month MXN-	7.77% — 28 Days	(13,389)
					TIIE-BANXICO —
					28 Days
NOK	158,554,000	137,256 E	17,086	9/19/28	6 month NOK-	2.20% —	(120,169)
					NIBOR-NIBR —	Annually
					Semiannually
NOK	162,133,000	165,042 E	(48,795)	9/19/23	6 month NOK-	1.80% —	116,247
					NIBOR-NIBR —	Semiannually
					Annually
NZD	34,630,000	118,137 E	65,934	9/19/23	3 month NZD-	2.70% —	(52,205)
					BBR-FRA —	Quarterly
					Semiannually
NZD	24,379,000	119,607 E	(28,190)	9/19/28	3 month NZD-	3.15% —	91,415
					BBR-FRA —	Semiannually
					Quarterly
SEK	178,598,000	1,219	(48)	11/10/19	—	0.245% plus	21,952
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	36,591,000	6,904	(31)	11/10/27	3 month SEK-	1.125% —	31,921
					STIBOR-SIDE —	Annually
					Quarterly

78 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
SEK	178,598,000	$1,483	$(48)	11/10/19	—	0.246% plus	$22,370
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	36,591,000	5,044	(31)	11/10/27	3 month SEK-	1.13% —	33,939
					STIBOR-SIDE —	Annually
					Quarterly
SEK	178,598,000	4,570	(48)	11/13/19	—	0.2225% plus	13,028
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	36,591,000	5,551	(31)	11/13/27	3 month SEK-	1.16% —	44,903
					STIBOR-SIDE —	Annually
					Quarterly
SEK	36,591,000	4,623	(31)	11/13/27	3 month SEK-	1.1575% —	43,898
					STIBOR-SIDE —	Annually
					Quarterly
SEK	178,598,000	2,600	(48)	11/13/19	—	0.23% plus 3	16,137
						month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	36,624,000	63,085	(60)	1/24/28	3 month SEK-	1.3325% —	93,208
					STIBOR-SIDE —	Annually
					Quarterly
SEK	141,157,000	132,489	(141)	1/24/23	0.6075% —	3 month SEK-	(186,337)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	174,483,000	31,690	(81)	1/24/20	0.0925% plus	—	23,250
					3 month SEK-
					STIBOR-SIDE —
					Quarterly
SEK	171,857,000	32,699	(82)	1/30/20	0.085% plus	—	24,378
					3 month SEK-
					STIBOR-SIDE —
					Quarterly
SEK	139,150,000	172,542	(143)	1/30/23	0.66875% —	3 month SEK-	(228,018)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	36,240,000	78,881	(61)	1/30/28	3 month SEK-	1.3775% —	108,415
					STIBOR-SIDE —	Annually
					Quarterly
SEK	52,475,000	71,978	(54)	2/5/23	0.6975% —	3 month SEK-	(98,242)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	218,813,000	82,668 E	(13,779)	9/19/23	3 month SEK-	0.50% —	68,890
					STIBOR-SIDE —	Quarterly
					Annually
SEK	125,212,000	78,690 E	(200)	9/19/28	3 month SEK-	1.20% —	(78,890)
					STIBOR-SIDE —	Annually
					Quarterly

Premier Income Trust 79

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
ZAR	91,635,000	$28,700	$(15)	10/31/20	3 month ZAR-	7.48% —	$28,796
					JIBAR-SAFEX —	Quarterly
					Quarterly
ZAR	35,250,000	57,664	(18)	10/31/27	8.365% —	3 month ZAR-	(57,789)
					Quarterly	JIBAR-SAFEX —
						Quarterly
ZAR	76,590,000	33,556	(40)	1/25/21	3 month ZAR-	7.06% —	(33,493)
					JIBAR-SAFEX —	Quarterly
					Quarterly
ZAR	29,335,000	19,580	(33)	1/25/28	7.92% —	3 month ZAR-	19,141
					Quarterly	JIBAR-SAFEX —
						Quarterly
Total			$(595,142)				$1,558,880

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$129,722	$130,441	$—	1/12/42	4.00% (1 month	Synthetic TRS	$1,786
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
204,614	203,866	—	1/12/40	4.00% (1 month	Synthetic MBX	(562)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
112,071	106,311	—	1/12/39	6.00% (1 month	Synthetic TRS	(4,515)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
144,544	144,015	—	1/12/40	4.00% (1 month	Synthetic MBX	(397)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
15,416	14,773	—	1/12/38	6.50% (1 month	Synthetic TRS	(470)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
256,771	256,658	—	1/12/41	5.00% (1 month	Synthetic MBX Index	226
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
1,206,767	1,202,354	—	1/12/40	4.00% (1 month	Synthetic MBX	(3,314)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

80 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$963,953	$960,936	$—	1/12/40	4.50% (1 month	Synthetic MBX	$(1,940)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
572,604	569,552	—	1/12/39	(6.00%) 1 month	Synthetic MBX	2,082
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
172,016	171,903	—	1/12/41	5.00% (1 month	Synthetic TRS Index	1,596
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
103,550	103,482	—	1/12/41	5.00% (1 month	Synthetic TRS Index	961
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
131,320	131,234	—	1/12/41	5.00% (1 month	Synthetic TRS Index	1,218
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
228,212	218,681	—	1/12/38	6.50% (1 month	Synthetic TRS	(6,965)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
32,748	31,380	—	1/12/38	6.50% (1 month	Synthetic TRS	(999)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
484,159	488,890	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(9,502)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
192,527	190,666	—	1/12/43	3.50% (1 month	Synthetic TRS	(390)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
675,666	673,756	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(3,766)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,896,317	1,892,440	—	1/12/40	5.00% (1 month	Synthetic MBX	(1,377)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 81

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$16,132,236	$16,096,967	$—	1/12/41	5.00% (1 month	Synthetic MBX	$(14,079)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
9,751,288	9,715,384	—	1/12/38	(6.50%) 1 month	Synthetic MBX	17,903
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
949,516	947,440	—	1/12/41	5.00% (1 month	Synthetic MBX	(829)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,160,447	2,155,723	—	1/12/41	5.00% (1 month	Synthetic MBX	(1,886)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
330,008	329,287	—	1/12/41	5.00% (1 month	Synthetic MBX	(288)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
720,149	718,574	—	1/12/41	5.00% (1 month	Synthetic MBX	(629)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
717,220	714,579	—	1/12/38	(6.50%) 1 month	Synthetic MBX	1,317
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
274,536	274,356	—	1/12/41	5.00% (1 month	Synthetic TRS Index	2,547
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
296,416	299,313	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(5,818)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
325,337	328,516	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(6,385)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
293,179	292,987	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,720
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

82 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$173,638	$173,147	$—	1/12/41	4.00% (1 month	Synthetic TRS	$968
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
13,916	13,877	—	1/12/41	4.00% (1 month	Synthetic TRS	78
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
13,596	13,516	—	1/12/44	3.50% (1 month	Synthetic TRS	23
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
119,295	118,593	—	1/12/44	3.50% (1 month	Synthetic TRS	198
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
226,615	224,425	—	1/12/43	3.50% (1 month	Synthetic TRS	(459)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
62,449	61,845	—	1/12/43	3.50% (1 month	Synthetic TRS	(126)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
35,724	35,379	—	1/12/43	3.50% (1 month	Synthetic TRS	(72)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
972,550	963,890	—	1/12/45	4.00% (1 month	Synthetic TRS	(776)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
348,749	345,644	—	1/12/45	4.00% (1 month	Synthetic TRS	(278)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
340,327	340,327	—	1/12/45	3.50% (1 month	Synthetic TRS	2,567
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
604,819	603,110	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(3,371)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Deutsche Bank AG
717,220	714,579	—	1/12/38	(6.50%) 1 month	Synthetic MBX	1,317
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 83

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International
$163,556	$155,151	$—	1/12/39	6.00% (1 month	Synthetic TRS	$(6,589)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
71,795	68,797	—	1/12/38	6.50% (1 month	Synthetic TRS	(2,191)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
321,861	323,646	—	1/12/42	4.00% (1 month	Synthetic TRS	4,432
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
321,861	323,646	—	1/12/42	4.00% (1 month	Synthetic TRS	4,432
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
454,287	452,615	—	1/12/38	(6.50%) 1 month	Synthetic MBX	834
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
170,663	170,034	—	1/12/38	(6.50%) 1 month	Synthetic MBX	313
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
78,519	74,484	—	1/12/39	6.00% (1 month	Synthetic TRS	(3,163)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
11,809	11,202	—	1/12/39	6.00% (1 month	Synthetic TRS	(476)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
186,890	186,475	—	1/12/40	4.00% (1 month	Synthetic TRS	1,240
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
78,998	74,939	—	1/12/39	6.00% (1 month	Synthetic TRS	(3,182)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
157,989	149,870	—	1/12/39	6.00% (1 month	Synthetic TRS	(6,365)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,165	4,949	—	1/12/38	6.50% (1 month	Synthetic TRS	(158)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

84 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$320,239	$319,060	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$588
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
622,368	620,076	—	1/12/38	(6.50%) 1 month	Synthetic MBX	1,143
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
384,251	382,836	—	1/12/38	(6.50%) 1 month	Synthetic MBX	705
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
29,442	29,333	—	1/12/38	(6.50%) 1 month	Synthetic MBX	54
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
78,536	78,246	—	1/12/38	(6.50%) 1 month	Synthetic MBX	144
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
732,607	736,672	—	1/12/42	4.00% (1 month	Synthetic TRS	10,088
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
634,007	637,525	—	1/12/42	4.00% (1 month	Synthetic TRS	8,730
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
464,059	468,594	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(9,108)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
576,517	573,128	—	1/12/44	3.50% (1 month	Synthetic TRS	957
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
456,674	453,990	—	1/12/44	3.50% (1 month	Synthetic TRS	758
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
241,001	239,585	—	1/12/44	3.50% (1 month	Synthetic TRS	400
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
346,071	342,990	—	1/12/45	4.00% (1 month	Synthetic TRS	(276)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 85

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$387,964	$384,214	$—	1/12/43	(3.50%) 1 month	Synthetic TRS	$785
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,212,290	1,201,496	—	1/12/45	4.00% (1 month	Synthetic TRS	(967)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
440,547	413,210	—	1/12/44	(3.00%) 1 month	Synthetic TRS	24,291
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,066,725	1,063,709	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(5,945)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N.A.
934,248	931,607	—	1/12/41	4.00% (1 month	Synthetic TRS	5,207
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
542,060	540,528	—	1/12/41	4.00% (1 month	Synthetic TRS	3,021
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
180,190	179,680	—	1/12/41	4.00% (1 month	Synthetic TRS	1,004
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
503,158	501,735	—	1/12/41	4.00% (1 month	Synthetic TRS	2,804
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
464,059	468,594	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(9,108)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Securities LLC
560,539	555,929	—	1/12/44	4.00% (1 month	Synthetic TRS	(63)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
129,351	128,101	—	1/12/43	(3.50%) 1 month	Synthetic TRS	262
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

86 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC cont.
$2,140,058	$2,151,930	$ —	1/12/42	(4.00%) 1 month	Synthetic TRS	$(29,468)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
634,938	634,521	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(5,891)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
1,407,083	1,398,812	—	1/12/44	(3.50%) 1 month	Synthetic TRS	(2,336)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		109,699
Upfront premium (paid)		—		Unrealized (depreciation)		(154,479)
Total		$—		Total		$(44,780)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	17,671,000	$332,250	$—	7/15/27	(1.40%) — At	Eurostat Eurozone	$332,250
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	17,671,000	387,897	—	7/15/37	1.71% — At	Eurostat Eurozone	(387,897)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,627,000	125,755	(86)	8/15/27	(1.42%) — At	Eurostat Eurozone	125,669
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,627,000	165,416	(160)	8/15/37	1.71% — At	Eurostat Eurozone	(165,576)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	11,045,000	199,247	(142)	8/15/27	(1.4275%) — At	Eurostat Eurozone	199,105
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	11,045,000	265,310	(267)	8/15/37	1.7138% — At	Eurostat Eurozone	(265,576)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	8,836,000	145,821	(114)	9/15/27	(1.4475%) — At	Eurostat Eurozone	145,707
					maturity	HICP excluding
						tobacco — At
						maturity

Premier Income Trust 87

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	8,836,000	$176,436	$(214)	9/15/37	1.735% — At	Eurostat Eurozone	$(176,649)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	5,308,000	1,338	(74)	2/15/23	(3.19%) — At	GBP Non-revised UK	(1,412)
					maturity	Retail Price Index —
						At maturity
GBP	5,308,000	25,520	(124)	2/15/28	3.34% — At	GBP Non-revised UK	25,396
					maturity	Retail Price Index —
						At maturity
GBP	6,900,000	29,742	(115)	3/15/23	(3.325%) — At	GBP Non-revised UK	(29,857)
					maturity	Retail Price Index —
						At maturity
GBP	6,900,000	57,854	(160)	3/15/28	3.4025% — At	GBP Non-revised UK	57,694
					maturity	Retail Price Index —
						At maturity
GBP	2,477,000	5,390	(35)	3/15/23	(3.295%) — At	GBP Non-revised UK	(5,425)
					maturity	Retail Price Index —
						At maturity
GBP	2,477,000	14,929	(58)	3/15/28	3.3875% — At	GBP Non-revised UK	14,872
					maturity	Retail Price Index —
						At maturity
GBP	4,954,000	6,808	(70)	3/15/23	(3.245%) — At	GBP Non-revised UK	6,738
					maturity	Retail Price Index —
						At maturity
GBP	4,954,000	5,052	(70)	3/15/23	(3.25%) — At	GBP Non-revised UK	4,982
					maturity	Retail Price Index —
						At maturity
GBP	9,908,000	14,006	(232)	3/15/28	3.34% — At	GBP Non-revised UK	(14,240)
					maturity	Retail Price Index —
						At maturity
	$7,142,000	146,311	—	7/3/22	(1.9225%) — At	USA Non Revised	146,311
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	7,142,000	212,060	—	7/3/27	2.085% — At	USA Non Revised	(212,060)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	8,217,000	182,278	—	7/5/22	(1.89%) — At	USA Non Revised	182,278
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity

88 Premier Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$8,217,000	$272,188	—	7/5/27	2.05% — At	USA Non Revised	$(272,188)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,952,000	108,982	(49)	12/21/22	(2.068%) — At	USA Non Revised	108,934
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,952,000	156,153	(86)	12/21/27	2.1939% — At	USA Non Revised	(156,239)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,952,000	112,441	(49)	12/6/22	(2.05%) — At	USA Non Revised	112,393
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,952,000	155,684	(86)	12/6/27	2.19% — At	USA Non Revised	(155,773)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$(2,191)				$(380,563)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$9,980	$146,000	$16,089	5/11/63	300 bp —	$(6,024)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,586	325,000	35,815	5/11/63	300 bp —	(16,040)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	40,127	650,000	71,630	5/11/63	300 bp —	(31,123)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,247	671,000	73,944	5/11/63	300 bp —	(35,306)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA BBB–.6	BBB–/P	1,141	8,000	882	5/11/63	300 bp —	264
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,654	68,000	7,494	5/11/63	300 bp —	2,200
Index						Monthly
CMBX NA BB.6	BB/P	175,851	928,000	181,888	5/11/63	500 bp —	(5,135)
Index						Monthly

Premier Income Trust 89

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.6	BB/P	$317,017	$1,288,000	$252,448	5/11/63	500 bp —	$65,821
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,251	21,000	2,314	5/11/63	300 bp —	(51)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,230	21,000	2,314	5/11/63	300 bp —	(72)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,023	105,000	11,571	5/11/63	300 bp —	(1,486)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,408	184,000	20,277	5/11/63	300 bp —	(1,761)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,263	185,000	20,387	5/11/63	300 bp —	(2,016)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	42,459	398,000	43,860	5/11/63	300 bp —	(1,169)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	41,716	422,000	46,504	5/11/63	300 bp —	(4,542)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	43,346	454,000	50,031	5/11/63	300 bp —	(6,420)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	55,967	542,000	59,728	5/11/63	300 bp —	(3,445)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	56,002	551,000	60,720	5/11/63	300 bp —	(4,397)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	218,669	1,489,000	164,088	5/11/63	300 bp —	55,450
Index						Monthly
Credit Suisse International
CMBX NA BBB–.6	BBB–/P	58,297	376,000	41,435	5/11/63	300 bp —	17,081
Index						Monthly
CMBX NA BBB–.6	BBB–/P	81,330	582,000	64,136	5/11/63	300 bp —	17,533
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,335	585,000	64,467	5/11/63	300 bp —	21,209
Index						Monthly
CMBX NA BBB–.6	BBB–/P	170,816	1,171,000	129,044	5/11/63	300 bp —	42,455
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,504	85,000	9,367	5/11/63	300 bp —	(813)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,537	90,000	9,918	5/11/63	300 bp —	(328)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,314	106,000	11,681	5/11/63	300 bp —	(1,305)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,440	143,000	15,759	5/11/63	300 bp —	(1,236)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	35,881	212,000	23,362	5/11/63	300 bp —	12,643
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,056	222,000	24,464	5/11/63	300 bp —	(3,279)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,946	285,000	31,407	5/11/63	300 bp —	(3,295)
Index						Monthly

90 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6	BBB–/P	$27,616	$291,000	$32,068	5/11/63	300 bp —	$(4,282)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,187	336,000	37,027	5/11/63	300 bp —	(4,644)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	142,278	943,000	103,919	5/11/63	300 bp —	38,910
Index						Monthly
CMBX NA BBB–.6	BBB–/P	124,926	1,090,000	120,118	5/11/63	300 bp —	5,444
Index						Monthly
CMBX NA BBB–.6	BBB–/P	151,088	1,317,000	145,133	5/11/63	300 bp —	6,722
Index						Monthly
CMBX NA BBB–.6	BBB–/P	143,661	1,359,000	149,762	5/11/63	300 bp —	(5,308)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	185,042	1,710,000	188,442	5/11/63	300 bp —	(2,403)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	355,922	2,359,000	259,962	5/11/63	300 bp —	97,337
Index						Monthly
CMBX NA BBB–.6	BBB–/P	468,136	4,304,000	474,301	5/11/63	300 bp —	(3,654)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	775,069	7,249,000	798,840	5/11/63	300 bp —	(19,543)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	27,745	351,000	23,026	1/17/47	300 bp —	4,924
Index						Monthly
CMBX NA BBB–.7	BBB–/P	143,170	2,180,000	143,008	1/17/47	300 bp —	1,434
Index						Monthly
CMBX NA BBB–.7	BBB–/P	1,039,021	14,057,000	922,139	1/17/47	300 bp —	125,082
Index						Monthly
Goldman Sachs International
CMBX NA BBB–.6	BBB–/P	14,630	88,000	9,698	5/11/63	300 bp —	4,984
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,361	203,000	22,371	5/11/63	300 bp —	(891)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,848	206,000	22,701	5/11/63	300 bp —	(4,733)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,541	223,000	24,575	5/11/63	300 bp —	96
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,962	227,000	25,015	5/11/63	300 bp —	(6,921)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,421	245,000	26,999	5/11/63	300 bp —	565
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,979	296,000	32,619	5/11/63	300 bp —	(7,468)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,232	389,000	42,868	5/11/63	300 bp —	15,591
Index						Monthly
CMBX NA BBB–.6	BBB–/P	57,641	392,000	43,198	5/11/63	300 bp —	14,671
Index						Monthly
CMBX NA BBB–.6	BBB–/P	44,904	403,000	44,411	5/11/63	300 bp —	728
Index						Monthly

Premier Income Trust 91

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$34,559	$417,000	$45,953	5/11/63	300 bp —	$(11,151)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	45,403	418,000	46,064	5/11/63	300 bp —	(416)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	45,228	418,000	46,064	5/11/63	300 bp —	(592)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	37,046	439,000	48,378	5/11/63	300 bp —	(11,076)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	30,861	453,000	49,921	5/11/63	300 bp —	(18,795)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,553	462,000	50,912	5/11/63	300 bp —	910
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,553	462,000	50,912	5/11/63	300 bp —	910
Index						Monthly
CMBX NA BBB–.6	BBB–/P	73,722	531,000	58,516	5/11/63	300 bp —	15,516
Index						Monthly
CMBX NA BBB–.6	BBB–/P	48,875	566,000	62,373	5/11/63	300 bp —	(13,168)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	86,808	576,000	63,475	5/11/63	300 bp —	23,669
Index						Monthly
CMBX NA BBB–.6	BBB–/P	59,933	597,000	65,789	5/11/63	300 bp —	(5,508)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	31,646	638,000	70,308	5/11/63	300 bp —	(38,289)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	31,103	638,000	70,308	5/11/63	300 bp —	(38,833)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	34,009	652,000	71,850	5/11/63	300 bp —	(37,461)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	84,497	694,000	76,479	5/11/63	300 bp —	8,423
Index						Monthly
CMBX NA BBB–.6	BBB–/P	76,544	707,000	77,911	5/11/63	300 bp —	(955)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	69,759	928,000	102,266	5/11/63	300 bp —	(31,965)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	134,739	961,000	105,902	5/11/63	300 bp —	29,398
Index						Monthly
CMBX NA BBB–.6	BBB–/P	124,607	1,193,000	131,469	5/11/63	300 bp —	(6,165)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	155,880	1,414,000	155,823	5/11/63	300 bp —	882
Index						Monthly
CMBX NA BBB–.6	BBB–/P	184,707	1,551,000	170,920	5/11/63	300 bp —	14,691
Index						Monthly
CMBX NA BBB–.6	BBB–/P	93,617	1,935,000	213,237	5/11/63	300 bp —	(118,492)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	320,704	2,144,000	236,269	5/11/63	300 bp —	85,686
Index						Monthly

92 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.7	BBB–/P	$104,272	$1,496,000	$98,138	1/17/47	300 bp —	$7,007
Index						Monthly
CMBX NA BBB–.7	BBB–/P	143,321	1,939,000	127,198	1/17/47	300 bp —	17,254
Index						Monthly
JPMorgan Securities LLC
CMBX NA BB.6	BB/P	79,440	375,000	73,500	5/11/63	500 bp —	6,304
Index						Monthly
CMBX NA BB.6	BB/P	86,142	407,000	79,772	5/11/63	500 bp —	6,765
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,236	585,000	64,467	5/11/63	300 bp —	21,111
Index						Monthly
CMBX NA BBB–.6	BBB–/P	173,296	1,168,000	128,714	5/11/63	300 bp —	45,263
Index						Monthly
CMBX NA BB.6	BB/P	109,255	519,000	101,724	5/11/63	500 bp —	8,035
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,279	46,000	5,069	5/11/63	300 bp —	2,237
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,312	46,000	5,069	5/11/63	300 bp —	2,270
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,477	92,000	10,138	5/11/63	300 bp —	4,393
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,910	93,000	10,249	5/11/63	300 bp —	(1,284)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,394	95,000	10,469	5/11/63	300 bp —	(1,019)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,677	106,000	11,681	5/11/63	300 bp —	(942)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,040	132,000	14,546	5/11/63	300 bp —	571
Index						Monthly
CMBX NA BBB–.6	BBB–/P	13,702	134,000	14,767	5/11/63	300 bp —	(986)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	20,772	139,000	15,318	5/11/63	300 bp —	5,535
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,004	172,000	18,954	5/11/63	300 bp —	(1,850)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,219	189,000	20,828	5/11/63	300 bp —	(2,499)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,139	224,000	24,685	5/11/63	300 bp —	(3,415)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,007	298,000	32,840	5/11/63	300 bp —	(783)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,031	323,000	35,595	5/11/63	300 bp —	625
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,027	329,000	36,256	5/11/63	300 bp —	(37)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	33,844	336,000	37,027	5/11/63	300 bp —	(2,987)
Index						Monthly

Premier Income Trust 93

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$55,360	$374,000	$41,215	5/11/63	300 bp —	$14,363
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,890	379,000	41,766	5/11/63	300 bp —	17,345
Index						Monthly
CMBX NA BBB–.6	BBB–/P	60,685	411,000	45,292	5/11/63	300 bp —	15,632
Index						Monthly
CMBX NA BBB–.6	BBB–/P	56,672	432,000	47,606	5/11/63	300 bp —	9,318
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,915	456,000	50,251	5/11/63	300 bp —	8,930
Index						Monthly
CMBX NA BBB–.6	BBB–/P	60,399	464,000	51,133	5/11/63	300 bp —	9,537
Index						Monthly
CMBX NA BBB–.6	BBB–/P	82,992	484,000	53,337	5/11/63	300 bp —	29,938
Index						Monthly
CMBX NA BBB–.6	BBB–/P	82,311	484,000	53,337	5/11/63	300 bp —	29,256
Index						Monthly
CMBX NA BBB–.6	BBB–/P	81,912	555,000	61,161	5/11/63	300 bp —	21,075
Index						Monthly
CMBX NA BBB–.6	BBB–/P	77,243	645,000	71,079	5/11/63	300 bp —	6,541
Index						Monthly
CMBX NA BBB–.6	BBB–/P	71,979	646,000	71,189	5/11/63	300 bp —	1,166
Index						Monthly
CMBX NA BBB–.6	BBB–/P	71,792	646,000	71,189	5/11/63	300 bp —	979
Index						Monthly
CMBX NA BBB–.6	BBB–/P	79,783	703,000	77,471	5/11/63	300 bp —	2,722
Index						Monthly
CMBX NA BBB–.6	BBB–/P	78,962	704,000	77,581	5/11/63	300 bp —	1,792
Index						Monthly
CMBX NA BBB–.6	BBB–/P	102,206	725,000	79,895	5/11/63	300 bp —	22,734
Index						Monthly
CMBX NA BBB–.6	BBB–/P	120,499	757,000	83,421	5/11/63	300 bp —	37,519
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,520	795,000	87,609	5/11/63	300 bp —	(1,625)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,520	795,000	87,609	5/11/63	300 bp —	(1,625)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	98,087	830,000	91,466	5/11/63	300 bp —	7,105
Index						Monthly
CMBX NA BBB–.6	BBB–/P	99,018	892,000	98,298	5/11/63	300 bp —	1,240
Index						Monthly
CMBX NA BBB–.6	BBB–/P	121,754	927,000	102,155	5/11/63	300 bp —	20,140
Index						Monthly
CMBX NA BBB–.6	BBB–/P	156,038	1,029,000	113,396	5/11/63	300 bp —	43,242
Index						Monthly
CMBX NA BBB–.6	BBB–/P	110,130	1,047,000	115,379	5/11/63	300 bp —	(4,639)
Index						Monthly

94 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$116,769	$1,061,000	$116,922	5/11/63	300 bp —	$466
Index						Monthly
CMBX NA BBB–.6	BBB–/P	125,112	1,193,000	131,469	5/11/63	300 bp —	(5,660)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	142,215	1,291,000	142,268	5/11/63	300 bp —	700
Index						Monthly
CMBX NA BBB–.6	BBB–/P	146,906	1,331,000	146,676	5/11/63	300 bp —	1,006
Index						Monthly
CMBX NA BBB–.6	BBB–/P	160,795	1,696,000	186,899	5/11/63	300 bp —	(25,115)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	268,987	1,771,000	195,164	5/11/63	300 bp —	74,855
Index						Monthly
CMBX NA BBB–.6	BBB–/P	188,751	1,794,000	197,699	5/11/63	300 bp —	(7,902)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	265,627	1,917,000	211,253	5/11/63	300 bp —	55,492
Index						Monthly
CMBX NA BBB–.6	BBB–/P	312,079	2,063,000	227,343	5/11/63	300 bp —	85,940
Index						Monthly
CMBX NA BBB–.6	BBB–/P	525,740	5,013,000	552,433	5/11/63	300 bp —	(23,769)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	563,900	5,381,000	592,986	5/11/63	300 bp —	(25,947)
Index						Monthly
Merrill Lynch International
CMBX NA BBB–.6	BBB–/P	15,475	142,000	15,648	5/11/63	300 bp —	(174)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,475	142,000	15,648	5/11/63	300 bp —	(174)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,344	369,000	40,664	5/11/63	300 bp —	(2,104)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	134,029	914,000	100,723	5/11/63	300 bp —	33,840
Index						Monthly
CMBX NA BBB–.6	BBB–/P	102,241	919,000	101,274	5/11/63	300 bp —	1,503
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6	BBB–/P	32,411	230,000	25,346	5/11/63	300 bp —	7,199
Index						Monthly
CMBX NA BBB–.6	BBB–/P	86,440	584,000	64,357	5/11/63	300 bp —	22,424
Index						Monthly
CMBX NA BBB–.6	BBB–/P	86,313	584,000	64,357	5/11/63	300 bp —	22,297
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,231	585,000	64,467	5/11/63	300 bp —	21,105
Index						Monthly
CMBX NA BBB–.6	BBB–/P	172,880	1,168,000	128,714	5/11/63	300 bp —	44,848
Index						Monthly
CMBX NA BBB–.6	BBB–/P	173,042	1,168,000	128,714	5/11/63	300 bp —	45,010
Index						Monthly

Premier Income Trust 95

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6	BBB–/P	$171,233	$1,171,000	$129,044	5/11/63	300 bp —	$42,872
Index						Monthly
CMBX NA BBB–.6	BBB–/P	212,053	1,533,000	168,937	5/11/63	300 bp —	44,010
Index						Monthly
CMBX NA BBB–.6	BBB–/P	258,148	1,753,000	193,181	5/11/63	300 bp —	65,990
Index						Monthly
CMBX NA BBB–.6	BBB–/P	255,855	1,756,000	193,511	5/11/63	300 bp —	63,368
Index						Monthly
CMBX NA BBB–.6	BBB–/P	344,982	2,337,000	257,537	5/11/63	300 bp —	88,808
Index						Monthly
CMBX NA A.6	A/P	61	6,000	68	5/11/63	200 bp —	(5)
Index						Monthly
CMBX NA BB.6	BB/P	101,667	414,000	81,144	5/11/63	500 bp —	20,925
Index						Monthly
CMBX NA BB.6	BB/P	204,028	828,000	162,288	5/11/63	500 bp —	42,545
Index						Monthly
CMBX NA BBB–.6	BBB–/P	620	5,000	551	5/11/63	300 bp —	72
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,175	11,000	1,212	5/11/63	300 bp —	(30)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,117	20,000	2,204	5/11/63	300 bp —	(76)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,029	25,000	2,755	5/11/63	300 bp —	289
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,605	38,000	4,188	5/11/63	300 bp —	439
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,936	104,000	11,461	5/11/63	300 bp —	(1,464)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,918	204,000	22,481	5/11/63	300 bp —	(2,444)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	49,325	291,000	32,068	5/11/63	300 bp —	17,426
Index						Monthly
CMBX NA BBB–.6	BBB–/P	64,507	433,000	47,717	5/11/63	300 bp —	17,043
Index						Monthly
CMBX NA BBB–.6	BBB–/P	41,997	449,000	49,480	5/11/63	300 bp —	(7,221)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	134,748	1,112,000	122,542	5/11/63	300 bp —	12,854
Index						Monthly
CMBX NA BBB–.7	BBB–/P	41,260	620,000	40,672	1/17/47	300 bp —	949
Index						Monthly
Upfront premium received		16,196,615			Unrealized appreciation		1,993,448
Upfront premium (paid)		—			Unrealized (depreciation)		(647,732)
Total		$16,196,615			Total		$1,345,716

96 Premier Income Trust

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at July 31, 2018. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(56)	$6,000	$68	5/11/63	(200 bp) —	$10
					Monthly
CMBX NA BB.7 Index	(67,812)	336,000	44,117	1/17/47	(500 bp) —	(24,022)
					Monthly
CMBX NA BB.7 Index	(43,761)	268,000	35,188	1/17/47	(500 bp) —	(8,834)
					Monthly
CMBX NA BB.7 Index	(42,091)	268,000	35,188	1/17/47	(500 bp) —	(7,163)
					Monthly
CMBX NA BB.9 Index	(97,972)	636,000	100,424	9/17/58	(500 bp) —	1,834
					Monthly
CMBX NA BB.9 Index	(98,414)	636,000	100,424	9/17/58	(500 bp) —	1,392
					Monthly
CMBX NA BB.9 Index	(49,471)	316,000	49,896	9/17/58	(500 bp) —	119
					Monthly
CMBX NA BB.9 Index	(17,878)	112,000	17,685	9/17/58	(500 bp) —	(302)
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(43,155)	2,445,000	479,220	5/11/63	(500 bp) —	433,687
					Monthly
CMBX NA BB.7 Index	(346,903)	2,109,000	276,912	1/17/47	(500 bp) —	(72,042)
					Monthly
CMBX NA BB.7 Index	(99,427)	539,000	70,771	1/17/47	(500 bp) —	(29,180)
					Monthly
CMBX NA BB.9 Index	(156,273)	979,000	154,584	9/17/58	(500 bp) —	(2,641)
					Monthly
CMBX NA BB.9 Index	(27,140)	174,000	27,475	9/17/58	(500 bp) —	165
					Monthly
CMBX NA BB.9 Index	(27,140)	174,000	27,475	9/17/58	(500 bp) —	165
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(104,038)	1,017,000	199,332	5/11/63	(500 bp) —	94,305
					Monthly
CMBX NA BB.7 Index	(71,729)	474,000	62,236	1/17/47	(500 bp) —	(9,954)
					Monthly
CMBX NA BB.6 Index	(19,578)	134,000	26,264	5/11/63	(500 bp) —	6,555
					Monthly
CMBX NA BB.7 Index	(135,933)	804,000	105,565	1/17/47	(500 bp) —	(31,149)
					Monthly

Premier Income Trust 97

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BB.7 Index	$(84,052)	$513,000	$67,357	1/17/47	(500 bp) —	$(17,194)
					Monthly
CMBX NA BB.7 Index	(57,666)	284,000	37,289	1/17/47	(500 bp) —	(20,653)
					Monthly
CMBX NA BB.7 Index	(31,765)	174,000	22,846	1/17/47	(500 bp) —	(9,088)
					Monthly
CMBX NA BB.9 Index	(18,626)	117,000	18,474	9/17/58	(500 bp) —	(265)
					Monthly
CMBX NA BB.9 Index	(8,945)	56,000	8,842	9/17/58	(500 bp) —	(157)
					Monthly
CMBX NA BB.9 Index	(8,847)	56,000	8,842	9/17/58	(500 bp) —	(59)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.7 Index	(65,000)	407,000	53,439	1/17/47	(500 bp) —	(11,957)
					Monthly
CMBX NA BB.7 Index	(59,948)	375,000	49,238	1/17/47	(500 bp) —	(11,075)
					Monthly
CMBX NA BB.7 Index	(34,507)	178,000	23,371	1/17/47	(500 bp) —	(11,309)
					Monthly
CMBX NA BB.6 Index	(84,642)	602,000	117,992	5/11/63	(500 bp) —	32,765
					Monthly
CMBX NA BB.6 Index	(64,085)	442,000	86,632	5/11/63	(500 bp) —	22,117
					Monthly
CMBX NA BB.6 Index	(26,464)	184,000	36,064	5/11/63	(500 bp) —	9,421
					Monthly
CMBX NA BB.6 Index	(133)	1,000	196	5/11/63	(500 bp) —	62
					Monthly
CMBX NA BB.7 Index	(216,992)	1,389,000	182,376	1/17/47	(500 bp) —	(35,967)
					Monthly
CMBX NA BB.7 Index	(153,231)	932,000	122,372	1/17/47	(500 bp) —	(31,765)
					Monthly
CMBX NA BB.7 Index	(146,528)	917,000	120,402	1/17/47	(500 bp) —	(27,017)
					Monthly
CMBX NA BB.7 Index	(117,583)	724,000	95,061	1/17/47	(500 bp) —	(23,225)
					Monthly
CMBX NA BB.7 Index	(73,546)	378,000	49,631	1/17/47	(500 bp) —	(24,283)
					Monthly
CMBX NA BB.7 Index	(55,615)	309,000	40,572	1/17/47	(500 bp) —	(15,344)
					Monthly
CMBX NA BB.7 Index	(42,091)	268,000	35,188	1/17/47	(500 bp) —	(7,163)
					Monthly
CMBX NA BB.7 Index	(45,479)	229,000	30,068	1/17/47	(500 bp) —	(15,634)
					Monthly
CMBX NA BB.7 Index	(34,479)	227,000	29,805	1/17/47	(500 bp) —	(4,894)
					Monthly
CMBX NA BB.7 Index	(34,907)	223,000	29,280	1/17/47	(500 bp) —	(5,844)
					Monthly

98 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.7 Index	$(32,108)	$174,000	$22,846	1/17/47	(500 bp) —	$(9,431)
					Monthly
CMBX NA BB.7 Index	(27,140)	138,000	18,119	1/17/47	(500 bp) —	(9,154)
					Monthly
CMBX NA BB.9 Index	(26,674)	169,000	26,685	9/17/58	(500 bp) —	(130)
					Monthly
CMBX NA BB.9 Index	(13,261)	85,000	13,422	9/17/58	(500 bp) —	90
					Monthly
CMBX NA BBB–.7 Index	(123,050)	1,336,000	87,642	1/17/47	(300 bp) —	(36,188)
					Monthly
CMBX NA BBB–.7 Index	(93,842)	1,128,000	73,997	1/17/47	(300 bp) —	(20,503)
					Monthly
CMBX NA BBB–.7 Index	(58,493)	795,000	52,152	1/17/47	(300 bp) —	(6,805)
					Monthly
CMBX NA BBB–.7 Index	(58,493)	795,000	52,152	1/17/47	(300 bp) —	(6,805)
					Monthly
CMBX NA BBB–.7 Index	(80,904)	725,000	47,560	1/17/47	(300 bp) —	(33,767)
					Monthly
CMBX NA BBB–.7 Index	(39,631)	501,000	32,866	1/17/47	(300 bp) —	(7,057)
					Monthly
CMBX NA BBB–.7 Index	(39,487)	437,000	28,667	1/17/47	(300 bp) —	(11,075)
					Monthly
CMBX NA BBB–.7 Index	(39,703)	379,000	24,862	1/17/47	(300 bp) —	(15,061)
					Monthly
CMBX NA BBB–.7 Index	(15,493)	288,000	18,893	1/17/47	(300 bp) —	3,231
					Monthly
Merrill Lynch International
CMBX NA BB.7 Index	(331,175)	1,909,000	250,652	1/17/47	(500 bp) —	(82,379)
					Monthly
CMBX NA BB.9 Index	(48,998)	318,000	50,212	9/17/58	(500 bp) —	905
					Monthly
CMBX NA BB.9 Index	(49,440)	318,000	50,212	9/17/58	(500 bp) —	463
					Monthly
CMBX NA BB.9 Index	(16,726)	107,000	16,895	9/17/58	(500 bp) —	65
					Monthly
CMBX NA BB.9 Index	(10,749)	67,000	10,579	9/17/58	(500 bp) —	(235)
					Monthly
CMBX NA BBB–.7 Index	(75,310)	919,000	60,286	1/17/47	(300 bp) —	(15,560)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(34,235)	336,000	22,042	1/17/47	(300 bp) —	(12,389)
					Monthly
CMBX NA BB.7 Index	(166,515)	828,000	108,716	1/17/47	(500 bp) —	(58,604)
					Monthly
CMBX NA BB.7 Index	(142,886)	741,000	97,293	1/17/47	(500 bp) —	(46,313)
					Monthly

Premier Income Trust 99

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.7 Index	$(131,385)	$651,000	$85,476	1/17/47	(500 bp) —	$(46,542)
					Monthly
CMBX NA BB.7 Index	(57,259)	306,000	40,178	1/17/47	(500 bp) —	(17,377)
					Monthly
CMBX NA BB.9 Index	(15,720)	101,000	15,948	9/17/58	(500 bp) —	131
					Monthly
Upfront premium received	—			Unrealized appreciation		607,482
Upfront premium (paid)	(4,642,579)			Unrealized (depreciation)		(893,555)
Total	$(4,642,579)			Total		$(286,073)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18
	Upfront
	premium			Termi-	Payments
Referenced	received	Notional		nation	(paid)	Unrealized
debt*	(paid)**	amount	Value	date	by fund	depreciation
NA HY Series 30	$1,043,311	$16,720,000	$1,179,529	6/20/23	(500 bp) —	$(233,751)
Index					Quarterly
Total	$1,043,311					$(233,751)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

100 Premier Income Trust

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$101,564	$32,537	$—
Energy	230,999	15,752	35,566
Technology	286,556	—	—
Utilities and power	—	11,379	—
Total common stocks	619,119	59,668	35,566
Asset-backed securities	—	748,825	—
Convertible bonds and notes	—	6,170,992	—
Convertible preferred stocks	—	37,644	—
Corporate bonds and notes	—	189,060,069	5
Foreign government and agency bonds and notes	—	53,988,683	—
Mortgage-backed securities	—	251,125,285	—
Preferred stocks	432,161	—	—
Purchased options outstanding	—	254,216	—
Purchased swap options outstanding	—	11,799,615	—
Senior loans	—	10,411,159	—
U.S. government and agency mortgage obligations	—	180,804,545	—
Warrants	741	—	—
Short-term investments	59,517,800	30,559,847	—
Totals by level	$60,569,821	$735,020,548	$35,571

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$632,175	$—
Futures contracts	50,397	—	—
Written options outstanding	—	(409,861)	—
Written swap options outstanding	—	(12,180,048)	—
Forward premium swap option contracts	—	554,278	—
TBA sale commitments	—	(84,215,860)	—
Interest rate swap contracts	—	2,143,914	—
Total return swap contracts	—	(423,152)	—
Credit default contracts	—	(11,771,455)	—
Totals by level	$50,397	$(105,670,009)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 101

Statement of assets and liabilities 7/31/18

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $739,601,047)	$737,162,140
Affiliated issuers (identified cost $58,463,800) (Notes 1 and 5)	58,463,800
Cash	504,320
Foreign currency (cost $126,045) (Note 1)	127,254
Dividends, interest and other receivables	7,156,594
Receivable for investments sold	3,031,268
Receivable for sales of delayed delivery securities (Note 1)	22,004,089
Receivable for variation margin on futures contracts (Note 1)	19,511
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,134,604
Unrealized appreciation on forward premium swap option contracts (Note 1)	4,444,050
Unrealized appreciation on forward currency contracts (Note 1)	2,208,013
Unrealized appreciation on OTC swap contracts (Note 1)	2,710,629
Premium paid on OTC swap contracts (Note 1)	4,642,579
Prepaid assets	43,480
Total assets	843,652,331

LIABILITIES
Payable for investments purchased	2,011,556
Payable for purchases of delayed delivery securities (Note 1)	118,341,462
Payable for compensation of Manager (Note 2)	1,124,137
Payable for custodian fees (Note 2)	63,915
Payable for investor servicing fees (Note 2)	74,833
Payable for Trustee compensation and expenses (Note 2)	276,026
Payable for administrative services (Note 2)	1,157
Payable for variation margin on centrally cleared swap contracts (Note 1)	875,090
Distributions payable to shareholders	2,773,068
Unrealized depreciation on OTC swap contracts (Note 1)	1,705,874
Premium received on OTC swap contracts (Note 1)	16,196,615
Unrealized depreciation on forward currency contracts (Note 1)	1,575,838
Unrealized depreciation on forward premium swap option contracts (Note 1)	3,889,772
Written options outstanding, at value (premiums $13,397,439) (Note 1)	12,589,909
TBA sale commitments, at value (proceeds receivable $84,293,945) (Note 1)	84,215,860
Collateral on certain derivative contracts, at value (Notes 1 and 9)	1,528,036
Other accrued expenses	267,381
Total liabilities	247,510,529

Net assets	$596,141,802

(Continued on next page)

102 Premier Income Trust

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$713,291,666
Undistributed net investment income (Note 1)	9,486,864
Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(128,263,529)
Net unrealized appreciation of investments and assets and liabilities in foreign currencies	1,626,801
Total — Representing net assets applicable to capital shares outstanding	$596,141,802

COMPUTATION OF NET ASSET VALUE
Net asset value per share
($596,141,802 divided by 106,664,383 shares)	$5.59

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 103

Statement of operations Year ended 7/31/18

INVESTMENT INCOME
Interest (net of foreign tax of $5,007) (including interest income of $632,227 from investments
in affiliated issuers) (Note 5)	$38,556,989
Dividends	31,043
Total investment income	38,588,032

EXPENSES
Compensation of Manager (Note 2)	4,390,362
Investor servicing fees (Note 2)	299,335
Custodian fees (Note 2)	175,318
Trustee compensation and expenses (Note 2)	22,068
Administrative services (Note 2)	17,406
Other	598,860
Total expenses	5,503,349
Expense reduction (Note 2)	(3,286)
Net expenses	5,500,063

Net investment income	33,087,969

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(36,247,077)
Foreign currency transactions (Note 1)	(44,826)
Forward currency contracts (Note 1)	(4,770,629)
Futures contracts (Note 1)	(614,738)
Swap contracts (Note 1)	22,787,535
Written options (Note 1)	28,196,804
Net increase from payments by affiliates (Note 2)	22,014
Total net realized gain	9,329,083
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(5,662,012)
Assets and liabilities in foreign currencies	(23,856)
Forward currency contracts	344,576
Futures contracts	13,814
Swap contracts	3,359,682
Written options	(4,508,587)
Total change in net unrealized depreciation	(6,476,383)

Net gain on investments	2,852,700

Net increase in net assets resulting from operations	35,940,669

The accompanying notes are an integral part of these financial statements.

104 Premier Income Trust

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/18	Year ended 7/31/17
Operations
Net investment income	$33,087,969	$30,753,119
Net realized gain (loss) on investments
and foreign currency transactions	9,329,083	(225,054)
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(6,476,383)	33,136,971
Net increase in net assets resulting from operations	35,940,669	63,665,036
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(33,366,624)	(33,651,799)
Decrease from capital share transactions (Note 4)	(3,073,232)	(10,608,061)
Total increase (decrease) in net assets	(499,187)	19,405,176

NET ASSETS
Beginning of year	596,640,989	577,235,813
End of year (including undistributed net investment
income of $9,486,864 and $11,565,277, respectively)	$596,141,802	$596,640,989

NUMBER OF FUND SHARES
Shares outstanding at beginning of year	107,254,321	109,420,660
Shares repurchased (Note 4)	(589,938)	(2,166,339)
Shares outstanding at end of year	106,664,383	107,254,321

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 105

Financial highlights (For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
			Year ended
	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
Net asset value, beginning of period	$5.56	$5.28	$5.72	$6.20	$5.96
Investment operations:
Net investment income[a]	.31	.28	.31	.28	.32
Net realized and unrealized
gain (loss) on investments	.03	.30	(.48)	(.49)	.17
Total from investment operations	.34	.58	(.17)	(.21)	.49
Less distributions:
From net investment income	(.31)	(.31)	(.31)	(.31)	(.31)
From return of capital	—	—	—	—	—
Total distributions	(.31)	(.31)	(.31)	(.31)	(.31)
Increase from shares repurchased	—[b]	.01	.04	.04	.06
Net asset value, end of period	$5.59	$5.56	$5.28	$5.72	$6.20
Market price, end of period	$5.25	$5.39	$4.72	$5.10	$5.47
Total return at market price (%)[c]	3.26	21.30	(1.31)	(1.14)	10.29

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$596,142	$596,641	$577,236	$669,894	$775,817
Ratio of expenses to average
net assets (%)[d]	.92	.92	.91	.87	.90
Ratio of net investment income
to average net assets (%)	5.53	5.20	5.75	4.74	5.23
Portfolio turnover (%)	785[e]	1,055[e]	808[e]	654[e]	189[f]

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Amount represents less than $0.01 per share.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements, if any (Note 2).

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sales commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
July 31, 2014	485%

The accompanying notes are an integral part of these financial statements.

106 Premier Income Trust

Notes to financial statements 7/31/18

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2017 through July 31, 2018.

Putnam Premier Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non-diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The goal of the fund is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected

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by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is

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determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts

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are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

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Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

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Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $383,053 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $12,003,524 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $11,714,632 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

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Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2018, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$73,628,669	$31,787,106	$105,415,775

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from the expiration of a capital loss carryover, from dividends payable, from income on swap contracts, from interest-only securities and from real estate mortgage investment conduits. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,799,758 to decrease undistributed net investment income, $86,518,726 to decrease paid-in capital and $88,318,484 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$30,952,279
Unrealized depreciation	(55,652,130)
Net unrealized depreciation	(24,699,851)
Undistributed ordinary income	16,253,279
Capital loss carryforward	(105,415,775)
Cost for federal income tax purposes	$714,660,484

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.733% of the fund’s average net assets.

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Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $22,014 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $3,286 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $437, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$4,924,185,841	$4,928,166,424
U.S. government securities (Long-term)	—	—
Total	$4,924,185,841	$4,928,166,424

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

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Note 4: Shares repurchased

In September 2017, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2018 (based on shares outstanding as of October 9, 2017). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 9, 2017 (based on shares outstanding as of October 7, 2016). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 589,938 common shares for an aggregate purchase price of $3,073,232, which reflects a weighted-average discount from net asset value per share of 7.41%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

For the previous fiscal year, the fund repurchased 2,166,339 common shares for an aggregate purchase price of $10,608,061, which reflected a weighted-average discount from net asset value per share of 9.82%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 3,070 shares of the fund (less than 0.01% of the fund’s shares outstanding), valued at $17,161 based on net asset value.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/17	cost	proceeds	income	of 7/31/18
Short-term investments
Putnam Short Term
Investment Fund*	$23,582,059	$239,635,584	$204,753,843	$632,227	$58,463,800
Total Short-term
investments	$23,582,059	$239,635,584	$204,753,843	$632,227	$58,463,800

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Premier Income Trust 115

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$290,400,000
Purchased currency options (contract amount)	$36,700,000
Purchased swap option contracts (contract amount)	$3,556,800,000
Written TBA commitment option contracts (contract amount)	$451,200,000
Written currency options (contract amount)	$32,200,000
Written swap option contracts (contract amount)	$2,979,200,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$594,900,000
OTC interest rate swap contracts (notional)	$1,500,000
Centrally cleared interest rate swap contracts (notional)	$3,551,800,000
OTC total return swap contracts (notional)	$77,600,000
Centrally cleared total return swap contracts (notional)	$185,600,000
OTC credit default contracts (notional)	$156,200,000
Centrally cleared credit default contracts (notional)	$22,400,000
Warrants (number of warrants)	7,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
			Payables, Net assets —
Credit contracts	Receivables	$4,356,506	Unrealized depreciation	$16,127,961*
Foreign exchange	Investments,
contracts	Receivables	2,208,092	Payables	1,575,838
Equity contracts	Investments	741	Payables	—
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	28,218,477*	Unrealized depreciation	26,429,197*
Total		$34,783,816		$44,132,996

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

116 Premier Income Trust

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$1,422,861	$1,422,861
Foreign exchange contracts	(80,686)	—	(4,770,629)	—	$(4,851,315)
Interest rate contracts	(4,085,739)	(614,738)	—	21,364,674	$16,664,197
Total	$(4,166,425)	$(614,738)	$(4,770,629)	$22,787,535	$13,235,743

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$1,340,673	$1,340,673
Foreign exchange
contracts	—	(22,348)	—	344,576	—	$322,228
Equity contracts	(3,971)	—	—	—	—	$(3,971)
Interest rate
contracts	—	(5,608,348)	13,814	—	2,019,009	$(3,575,525)
Total	$(3,971)	$(5,630,696)	$13,814	$344,576	$3,359,682	$(1,916,595)

Premier Income Trust 117

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest
rate swap
contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared
interest rate
swap contracts§	—	—	1,101,585	—	—	—	16,895	—	—	—	—	—	—	—	—	—	—	—	—	1,118,480
OTC Total
return swap
contracts*#	—	25,772	—	—	—	10,418	—	1,317	59,894	—	12,036	262	—	—	—	—	—	—	—	109,699
Centrally cleared
total return
swap contracts§	—	—	16,124	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	16,124
OTC Credit
default
contracts —
protection
sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	380,489	1,030,192	—	—	553,520	—	—	1,589,742	435,657	—	366,906	—	—	—	—	4,356,506
Centrally cleared
credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	19,511	—	—	—	—	—	19,511
Forward
currency
contracts#	258,303	141,461	—	177,907	—	218,263	—	—	414,350	256,238	78,689	—	—	—	—	111,097	246,405	175,337	129,963	2,208,013
Forward
premium
swap option
contracts#	1,573,747	308,982	—	720,993	—	—	—	—	546,602	—	1,143,178	—	—	—	150,548	—	—	—	—	4,444,050
Purchased swap
options**#	2,187,920	546,643	—	762,306	—	410,797	—	—	790,998	—	4,965,269	—	—	—	2,135,682	—	—	—	—	11,799,615
Purchased
options**#	—	—	—	—	—	—	—	—	—	79	254,137	—	—	—	—	—	—	—	—	254,216
Total Assets	$4,019,970	$1,022,858	$1,117,709	$1,661,206	$380,489	$1,669,670	$16,895	$1,317	$2,365,364	$256,317	$6,453,309	$1,590,004	$435,657	$19,511	$2,653,136	$111,097	$246,405	$175,337	$129,963	$24,326,214

118 Premier Income Trust	Premier Income Trust 119

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Liabilities:
OTC Interest
rate swap
contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$10,108	$—	$—	$—	$—	$—	$—	$—	$—	$10,108
Centrally cleared
interest rate
swap contracts§	—	—	827,037	—	—	—	16,635	—	—	—	—	—	—	—	—	—	—	—	—	843,672
OTC Total
return swap
contracts*#	—	48,276	—	3,003	—	17,914	—	—	38,420	—	9,108	37,758	—	—	—	—	—	—	—	154,479
Centrally cleared
total return
swap contracts§	—	—	8,476	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	8,476
OTC Credit
default
contracts —
protection
sold*#	196,433	—	—	—	919,756	3,798,633	—	—	2,576,363	—	—	5,098,693	272,673	—	1,988,348	—	—	—	—	14,850,899
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared
credit default
contracts§	—	—	22,942	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	22,942
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward
currency
contracts#	101,896	162,551	—	39,933	—	43,843	—	—	490,211	267,661	169,565	—	—	—	—	93,087	142,755	51,640	12,696	1,575,838
Forward
premium
swap option
contracts#	1,287,680	352,914	—	671,904	—	—	—	—	569,912	—	858,610	—	—	—	148,752	—	—	—	—	3,889,772
Written swap
options#	1,965,339	857,310	—	1,206,873	—	389,816	—	—	2,233,468	—	3,886,986	—	—	—	1,640,256	—	—	—	—	12,180,048
Written options#	—	—	—	—	—	—	—	—	—	—	409,861	—	—	—	—	—	—	—	—	409,861
Total Liabilities	$3,551,348	$1,421,051	$858,455	$1,921,713	$919,756	$4,250,206	$16,635	$—	$5,908,374	$267,661	$5,344,238	$5,136,451	$272,673	$—	$3,777,356	$93,087	$142,755	$51,640	$12,696	$33,946,095
Total Financial
and Derivative
Net Assets	$468,622	$(398,193)	$259,254	$(260,507)	$(539,267)	$(2,580,536)	$260	$1,317	$(3,543,010)	$(11,344)	$1,109,071	$(3,546,447)	$162,984	$19,511	$(1,124,220)	$18,010	$103,650	$123,697	$117,267	$(9,619,881)
Total collateral
received
(pledged)†##	$468,622	$(390,214)	$—	$(214,535)	$(440,045)	$(2,580,536)	$—	$—	$(3,432,537)	$—	$1,054,000	$(3,507,976)	$162,984	$—	$(1,124,220)	$—	$—	$90,463	$—
Net amount	$—	$(7,979)	$259,254	$(45,972)	$(99,222)	$—	$260	$1,317	$(110,473)	$(11,344)	$55,071	$(38,471)	$—	$19,511	$—	$18,010	$103,650	$33,234	$117,267

120 Premier Income Trust	Premier Income Trust 121

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Controlled
collateral
received
(including TBA
commitments)**	$474,036	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,054,000	$—	$—	$—	$—	$—	$—	$—	$—	$1,528,036
Uncontrolled
collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$292,590	$—	$—	$—	$—	$90,463	$—	$383,053
Collateral
(pledged)
(including TBA
commitments)**	$—	$(390,214)	$—	$(214,535)	$(440,045)	$(2,588,301)	$—	$—	$(3,432,537)	$—	$—	$(3,507,976)	$—	$—	$(1,141,024)	$—	$—	$—	$—	$(11,714,632)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $520,188 and $11,712,338, respectively.

Note 10: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

122 Premier Income Trust	Premier Income Trust 123

Federal tax information (Unaudited)

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $25,134,289 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2019 will show the tax status of all distributions paid to your account in calendar 2018.

124 Premier Income Trust

Shareholder meeting results (Unaudited)

April 27, 2018 annual meeting

At the meeting, a proposal to fix the number of Trustees at 12 was approved as follows:

Votes for	Votes against	Abstentions
90,037,021	1,948,373	1,351,293

At the meeting, each of the nominees for Trustees was elected as follows:

	Votes for	Votes withheld
Liaquat Ahamed	90,313,230	3,023,463
Ravi Akhoury	90,082,871	3,253,821
Barbara M. Baumann	90,272,770	3,063,922
Jameson A. Baxter	89,828,227	3,508,465
Katinka Domotorffy	90,348,049	2,988,643
Catherine Bond Hill	90,153,606	3,183,087
Paul L. Joskow	89,859,264	3,477,428
Kenneth R. Leibler	90,052,741	3,283,952
Robert E. Patterson	89,923,248	3,413,445
George Putnam, III	90,067,397	3,269,296
Robert L. Reynolds	90,365,913	2,970,780
Manoj Singh	90,037,087	3,299,605

All tabulations are rounded to the nearest whole number.

Premier Income Trust 125

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.

Other directorships: RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.

Other directorships: Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy; Great Lakes Science Center; College Now Greater Cleveland

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.

Other directorships: Director of Yale-NUS College; Alumni Fellow to the Yale Corporation

Dr. Paul L. Joskow

Born 1947, Trustee since 1997

Principal occupations during past five years: Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Until 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance. Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT. Prior to 1998, served as Head of the Department of Economics at MIT.

Other directorships: Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services

126 Premier Income Trust

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of July 31, 2018, there were 101 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Premier Income Trust 127

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Susan G. Malloy (Born 1957)
Executive Vice President, Principal Executive Officer,	Vice President and Assistant Treasurer
and Compliance Liaison	Since 2007
Since 2004	Head of Accounting, Middle Office, & Control Services,
Putnam Investments and Putnam Management
Robert T. Burns (Born 1961)
Vice President and Chief Legal Officer	Mark C. Trenchard (Born 1962)
Since 2011	Vice President and BSA Compliance Officer
General Counsel, Putnam Investments,	Since 2002
Putnam Management, and Putnam Retail Management	Director of Operational Compliance, Putnam
Investments and Putnam Retail Management
James F. Clark (Born 1974)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2016	Vice President, Director of Proxy Voting and Corporate
Chief Compliance Officer, Putnam Investments	Governance, Assistant Clerk, and Assistant Treasurer
and Putnam Management	Since 2000

Michael J. Higgins (Born 1976)	Denere P. Poulack (Born 1968)
Vice President, Treasurer, and Clerk	Assistant Vice President, Assistant Clerk,
Since 2010	and Assistant Treasurer
Since 2004
Janet C. Smith (Born 1965)
Vice President, Principal Financial Officer, Principal
Accounting Officer, and Assistant Treasurer
Since 2007
Head of Fund Administration Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is One Post Office Square, Boston, MA 02109.

128 Premier Income Trust

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Spectrum Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Equity Income Fund
Equity Spectrum Fund	International Value Fund
Europe Equity Fund	Small Cap Value Fund
Global Equity Fund
International Capital Opportunities Fund	Income
International Equity Fund	Diversified Income Trust
Multi-Cap Core Fund	Emerging Markets Income Fund
Research Fund	Floating Rate Income Fund
Global Income Trust
Global Sector	Government Money Market Fund*
Global Consumer Fund	High Yield Fund
Global Financials Fund	Income Fund
Global Health Care Fund	Money Market Fund†
Global Industrials Fund	Mortgage Securities Fund
Global Natural Resources Fund	Short Duration Bond Fund
Global Sector Fund	Short Duration Income Fund
Global Technology Fund
Global Telecommunications Fund	Tax-free Income
Global Utilities Fund	AMT-Free Municipal Fund
Intermediate-Term Municipal Income Fund
Growth	Short-Term Municipal Income Fund
Growth Opportunities Fund	Tax Exempt Income Fund
International Growth Fund	Tax-Free High Yield Fund
Small Cap Growth Fund
Sustainable Future Fund	State tax-free income funds‡:
Sustainable Leaders Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

Premier Income Trust 129

Absolute Return	Asset Allocation
Fixed Income Absolute Return Fund	Dynamic Risk Allocation Fund
Multi-Asset Absolute Return Fund	George Putnam Balanced Fund

Putnam PanAgora**	Dynamic Asset Allocation Balanced Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Market Neutral Fund	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Risk Parity Fund
Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

130 Premier Income Trust

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
Putnam Investments Limited	Paul L. Joskow	Principal Accounting Officer,
16 St James’s Street	Robert E. Patterson	and Assistant Treasurer
London, England SW1A 1ER	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
One Post Office Square	Officers
Boston, MA 02109	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Independent Registered Public	and Compliance Liaison	Proxy Voting and Corporate
Accounting Firm		Governance, Assistant Clerk,
KPMG LLP	Robert T. Burns	and Assistant Treasurer
Vice President and
	Chief Legal Officer	Denere P. Poulack
Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

Premier Income Trust 131

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

132 Premier Income Trust

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
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Item 2. Code of Ethics:

(a) The Fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2018	$193,330	$ —	$7,405	$ —
July 31, 2017	$182,621	$ —	$7,188	$ —

For the fiscal years ended July 31, 2018 and July 31, 2017, the fund's independent auditor billed aggregate non-audit fees in the amounts of $7,405 and $7,188 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2018	$ —	$ —	$ —	$ —
July 31, 2017	$ —	$ —	$ —	$ —

Item 5. Audit Committee of Listed Registrants

(a) The fund has a separately-designated Audit, Compliance and Distributions Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit, Compliance and Distribution Committee of the fund's Board of Trustees is composed of the following persons:

Ravi Akhoury

Robert E. Patterson

Barbara M. Baumann

Katinka Domotorffy

Manoj P. Singh

(b) Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Proxy voting guidelines of The Putnam Funds

The proxy voting guidelines below summarize the funds' positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds' proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds' proxies.

The proxy voting guidelines are just that — guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Voting Director's attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis. In addition, in interpreting the funds' proxy voting guidelines, the Trustees of The Putnam Funds are mindful of emerging best practices in the areas of corporate governance, environmental stewardship and sustainability, and social responsibility. Recognizing that these matters may, in some instances, bear on investment performance, they may from time to time be considerations in the funds' voting decisions.

Similarly, Putnam Management's investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Director of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Voting Director and the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing referral items under the funds' “Proxy Voting Procedures.” The Proxy Voting Director, in consultation with a senior member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds' proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company's board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of The Putnam Funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds' proxies. It is the funds' policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds' have requested that their securities lending agent recall each domestic issuer's voting securities that are on loan, in advance of the record date for the issuer's shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS[1]

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds' intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds' proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds' proxies will be voted for board-approved proposals, except as follows:

---------------------
[1]The guidelines in this section apply to proposals at U.S. companies. Please refer to Section III, Voting Shares of Non-U.S. Issuers, for additional guidelines applicable to proposals at non-U.S. companies.

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds' proxies will be voted for the election of a company's nominees for the board of directors, except as follows:

►	The funds will withhold votes from the entire board of directors if

•	the board does not have a majority of independent directors,

•	the board has not established independent nominating, audit, and compensation committees,

•	the board has more than 19 members or fewer than five members, absent special circumstances,

•	the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

•	the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

►	The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company's performance or has otherwise failed to observe good corporate governance practices.

►	The funds will withhold votes from any nominee for director:

•	who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

•	who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

•	of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”),

•	who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board),

•	who serves as an executive officer of any company (“home company”) while serving on more than two other public company boards (votes for the nominee withheld at each company where the funds are shareholders; in addition, if the funds are shareholders of the executive's home company, the funds will withhold votes from members of the home company's governance committee), or

•	who is a member of the governance or other responsible committee, if the company has adopted without shareholder approval a bylaw provision shifting legal fees and costs to unsuccessful plaintiffs in intra-corporate litigation.

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds' Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds' Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company's board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds' Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. Generally, the funds withhold support from directors serving on more than five unaffiliated public company boards, although an exception may be made in the case of a director who represents an investing firm with the sole purpose of managing a portfolio of investments that includes the company. The funds also withhold support from directors who serve as executive officers at a company and on the boards of more than two unaffiliated public companies (votes withheld at outside boards only). The funds may also withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds' Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members' individual relationships, but also on the board's overall attitude toward management and shareholders. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds' Trustees, are excessive by reasonable corporate standards relative to the company's record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board, or if a board of directors permits an executive to serve on an excessive number of public company boards. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders' lack of support for the rejected director. Adopting a fee-shifting bylaw provision without shareholder approval, which may discourage legitimate shareholders lawsuits as well as frivolous ones, is another example of disregard for shareholder interests.

Contested Elections of Directors

►	The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

►	The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds' Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines' basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company's long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

►	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

►	The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

►	The funds will vote against any stock option or restricted stock plan where the company's actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

►	The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

►	The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

►	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

►	The funds will vote for proposals to approve a company's executive compensation program (i.e., “say on pay” proposals in which the company's board proposes that shareholders indicate their support for the company's compensation philosophy, policies, and practices), except that the funds will vote against the proposal if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds' proxy voting service, for the correlation of the company's executive compensation program with its performance.

►	The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the amount per employee under the plan is unlimited, or

the plan's performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds' proxy voting service, for the correlation of the company's executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management's interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company's capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company's capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company's capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

►	The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

►	The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

►	The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company's capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder's investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company's assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

►	The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws — notably Delaware — provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company's board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

►	The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

►	The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds' Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company's net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company's name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

►	The funds will vote on a case-by-case basis on proposals to amend a company's charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company's name or to authorize additional shares of common stock).

►	The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

►	The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm's independence or the integrity of an audit is compromised.

►	The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments (for example, amendments implementing proxy access proposals) and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management's investment professionals and the funds' proxy voting service may also bring to the Proxy Voting Director's attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund's proxy voting service may identify circumstances that call into question an audit firm's independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of the company's corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

►	The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman's position be filled by someone other than the chief executive officer.

►	The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

►	The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

►	The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company's charter documents.

►	The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

►	The funds will vote for shareholder proposals to amend a company's charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

•	the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company's outstanding shares, and

•	applicable state law does not otherwise provide shareholders with the right to call special meetings.

►	The funds will vote on a case-by-case basis on shareholder proposals relating to proxy access.

►	The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and

•	the change in control results in the termination of employment for the person receiving the severance payment.

►	The funds will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

•	the company undergoes a change in control, and

•	the change in control results in the termination of employment for the person receiving the severance payment.

►	The funds will vote on a case-by-case basis on shareholder proposals to limit a company's ability to make excise tax gross-up payments under management severance agreements.

►	The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

►	The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

►	The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

►	The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant's clients on which any of the company's executives serve as a director).

►	The funds will vote for shareholder proposals that are consistent with the funds' proxy voting guidelines for board-approved proposals.

►	The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: The funds' Trustees believe that effective corporate reforms should be promoted by holding boards of directors — and in particular their independent directors — accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. As stated above, the funds' Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman's position be filled by someone other than the company's chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company's corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company's board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders' interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds' Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management's interests with shareholders' interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive's previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company's obligations with respect to gross-up payments are limited in a reasonable manner.

The funds' Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds' Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company's overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds' Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company's ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers — i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company's stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management's investment professionals.

In addition, some non-U.S. markets require that a company's shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company's stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers except as follows:

Uncontested Board Elections

China, India, Indonesia, Philippines, Taiwan and Thailand

►	The funds will withhold votes from the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each composed of a majority of independent directors.

Commentary: Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Europe ex-United Kingdom

►	The funds will withhold votes from the entire board of directors if

•	the board has not established audit and compensation committees each composed of a majority of independent, non-executive directors, or

•	the board has not established a nominating committee composed of a majority of independent directors.

Commentary: An “independent director” under the European Commission's guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

Germany

►	For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds' proxy voting service).

►	The funds will withhold votes for the election of a former member of the company's managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system — a managerial board composed of the company's executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund's proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

Consistent with the funds' belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Hong Kong

►	The funds will withhold votes from the entire board of directors if

•	fewer than one-third of the directors are independent directors, or

•	the board has not established audit, compensation and nominating committees each with at least a majority of its members being independent directors, or

•	the chair of the audit, compensation or nominating committee is not an independent director.

Commentary. For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited Section 3.13.

Italy

►	The funds will withhold votes from any director not identified in the proxy materials.

Commentary: In Italy, companies have the right to nominate co-opted directors[2] for election to the board at the next annual general meeting, but do not have to indicate, until the day of the annual meeting, whether or not they are nominating a co-opted director for election. When a company does not explicitly state in its proxy materials that co-opted directors are standing for election, shareholders will not know for sure who the board nominees are until the actual meeting occurs. The funds will withhold support from any such co-opted director on the grounds that there was insufficient information for evaluation before the meeting.

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[2] A co-opted director is an individual appointed to the board by incumbent directors to replace a director who was elected by directors but who leaves the board (through resignation or death) before the end of his or her term.

Japan

►	For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

•	the board does not have a majority of outside directors,

•	the board has not established nominating and compensation committees composed of a majority of outside directors, or

•	the board has not established an audit committee composed of a majority of independent directors.

►	The funds will withhold votes for the appointment of members of a company's board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company's articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

►	The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are outside directors,

•	the board has not established a nominating committee with at least half of the members being outside directors, or

•	the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

►	The funds will vote withhold votes from nominees to the audit committee if the board has not established an audit committee composed of (or proposed to be composed of) at least three members, and of which at least two-thirds of its members are (or will be) outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair the performance his or her duties impartially with respect to the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company's largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Malaysia

►	The funds will withhold votes from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, less than a majority of the directors are independent directors,

•	the board has not established audit and nominating committees with at least a majority of the members being independent directors and all of the members being non-executive directors, or

•	the board has not established a compensation committee with at least a majority of the members being non-executive directors.

Commentary. For purposes of these guidelines, an “independent director” is a director who has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Malaysia Code of Corporate Governance, Commentary to Recommendation 3.1. A “non-executive director” is a director who does not take on primary responsibility for leadership of the company.

Russia

►	The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds' standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

Singapore

►	The funds will withhold votes from the entire board of directors if

•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

•	the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or

•	the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

Commentary: For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Singapore Code of Corporate Governance, Guideline 2.3. A “non-executive director” is a director who is not employed with the company.

United Kingdom

►	The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are independent non-executive directors,

•	the board has not established a nomination committee composed of a majority of independent non-executive directors, or

•	the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom's Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

►	The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

►	The funds will vote for proposals to amend a company's articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom's Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds' Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director's independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

►	The funds will vote for supervisory board nominees when the supervisory board meets the funds' independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

►	The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds' independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds' independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

►	The funds will vote for proposals to change the size of a board if the board meets the funds' independence standards, and against proposals to change the size of a board if the board does not meet the funds' independence standards.

►	The funds will vote for shareholder proposals calling for a majority of a company's directors to be independent of management.

►	The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

►	The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Australia

►	The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company's remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

Europe

►	The funds will vote for proposals to ratify board acts, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Taiwan

►	The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

►	The funds will vote for proposals to approve annual directors' fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds' proxy voting service has recommended a vote against such a proposal.

►	The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors' fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors' fees paid by the company's peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company's long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Europe and Asia ex-Japan

►	In the case of proposals that do not include sufficient information for determining average annual dilution, the funds will will vote for stock option and restricted stock plans that will result in an average gross potential dilution of 5% or less.

Commentary: Asia ex-Japan means China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. In these markets, companies may not disclose the life of the plan and there may not be a specific number of shares requested; therefore, it may not be possible to determine the average annual dilution related to the plan and apply the funds' standard dilution test.

France

►	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 70% of their market value; (2) the vesting period is greater than or equal to 10 years; (3) the offering period under the plan is 27 months or less; and (4) dilution is 10% or less.

Commentary: To conform to local market practice, the funds support plans or schemes at French issuers that permit the purchase of shares at up to a 30% discount (i.e., shares may be purchased for no less than 70% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value); in the United Kingdom, up to a 20% discount is permitted.

United Kingdom

►	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

Capitalization

Unless a proposal is directly addressed by a country-specific guideline:

►	The funds will vote for proposals

•	to issue additional common stock representing up to 20% of the company's outstanding common stock, where shareholders do not have preemptive rights, or

•	to issue additional common stock representing up to 100% of the company's outstanding common stock, where shareholders do have preemptive rights.

►	The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds' proxy voting service; otherwise, the funds will vote against such proposals.

Australia

►	The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company's board meets the funds' independence standards; if the company's board does not meet the funds' independence standards, then the funds will vote against these proposals.

►	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

China

►	The funds will vote for proposals to issue and/or to trade in non-convertible, convertible and/or exchangeable debt obligations, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Hong Kong

►	The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company's board meets the funds' independence standards; if the company's board does not meet the funds' independence standards, then the funds will vote against these proposals.

►	The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company's outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

France

►	The funds will vote for proposals to increase authorized shares, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

►	The funds will vote against proposals to authorize the issuance of common stock or convertible debt instruments and against proposals to authorize the repurchase and/or reissuance of shares where those authorizations may be used, without further shareholder approval, as anti-takeover measures.

New Zealand

►	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia, China, Hong Kong, France and New Zealand, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

►	The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

►	The funds will vote for proposals permitting companies to issue regulatory reports in English.

►	The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

►	The funds will vote for proposals to amend a company's charter or bylaws, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

Commentary: If the substance of any proposed amendment is covered by a specific guideline included herein, then that guideline will govern.

France

►	The funds will vote for proposals to approve a company's related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds' proxy voting service has recommended a vote against the proposal.

►	If a company has not proposed an opt-out clause in its articles of association and the implementation of double-voting rights has not been approved by shareholders, the funds will vote against the ratification of board acts for the previous fiscal year, will withhold votes from the re-election of members of the board's governance committee (or in the absence of a governance committee, against the chair of the board or the next session board member up for re-election) and, if there is no opportunity to vote against ratification of board acts or to withhold votes from directors, will vote against the approval of the company's accounts and reports.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company's voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds' proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

Under French law, shareholders of French companies with shares held in registered form under the same name for at least two years will automatically be granted double-voting rights, unless a company has amended its articles of association to opt out of the double-voting rights regime. Awarding double-voting rights in this manner is likely to disadvantage non-French institutional shareholders. Accordingly, the funds will take actions to signal disapproval of double-voting rights at companies that have not opted-out from the double-voting rights regime and that have not obtained shareholder approval of the double-voting rights regime.

Germany

►	The funds will vote in accordance with the recommendation of the company's board of directors on shareholder countermotions added to a company's meeting agenda, unless the countermotion is directly addressed by one of the funds' other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds' intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

►	The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

►	The funds will vote for proposals to amend a Taiwanese company's procedural rules.

Commentary: Since procedural rules, which address such matters as a company's policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted January 26, 2018

Proxy voting procedures of The Putnam Funds

The proxy voting procedures below explain the role of the funds' Trustees, proxy voting service and Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), as well as how the process works when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds' Trustees

The Trustees of The Putnam Funds exercise control of voting proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds' proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds' investment adviser, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds' custodian(s) to ensure that all proxy materials received by the custodians relating to the funds' portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Voting Director for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the attention of the Proxy Voting Director specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Voting Director

The Proxy Voting Director, a member of the Office of the Trustees, assists in the coordination and voting of the funds' proxies. The Proxy Voting Director deals directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, solicits voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management's investment professionals, as appropriate. The Proxy Voting Director is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. In addition, the Proxy Voting Director is the contact person for receiving recommendations from Putnam Management's investment professionals with respect to any proxy question in circumstances where the investment professional believes that the interests of fund shareholders warrant a vote contrary to the fund's proxy voting guidelines.

On occasion, representatives of a company in which the funds have an investment may wish to meet with the company's shareholders in advance of the company's shareholder meeting, typically to explain and to provide the company's perspective on the proposals up for consideration at the meeting. As a general matter, the Proxy Voting Director will participate in meetings with these company representatives.

The Proxy Voting Director is also responsible for ensuring that the funds file the required annual reports of their proxy voting records with the Securities and Exchange Commission. The Proxy Voting Director coordinates with the funds' proxy voting service to prepare and file on Form N‑PX, by August 31 of each year, the funds' proxy voting record for the most recent twelve-month period ended June 30. In addition, the Proxy Voting Director is responsible for coordinating with Putnam Management to arrange for the funds' proxy voting record for the most recent twelve-month period ended June 30 to be available on the funds' website.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Voting Director under certain circumstances. Unless the referred proxy question involves investment considerations (i.e., the proxy question might be seen as having a bearing on the economic interests of a shareholder in the company) and is referred to Putnam Management's investment professionals for a voting recommendation as described below, the Proxy Voting Director will assist in interpreting the guidelines and, if necessary, consult with a senior staff member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee on how the funds' shares will be voted.

The Proxy Voting Director will refer proxy questions that involve investment considerations, through an electronic request form, to Putnam Management's investment professionals for a voting recommendation. These referrals will be made in cooperation with the person or persons designated by Putnam Management's Legal and Compliance Department to assist in processing referral items. In connection with each item referred to Putnam Management's investment professionals, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Voting Director describing the results of the review. After receiving a referral item from the Proxy Voting Director, Putnam Management's investment professionals will provide a recommendation electronically to the Proxy Voting Director and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. The recommendation will set forth (1) how the proxies should be voted; and (2) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Voting Director will review the recommendation of Putnam Management's investment professionals (and the related Conflicts Report) in determining how to vote the funds' proxies. The Proxy Voting Director will maintain a record of all proxy questions that have been referred to Putnam Management's investment professionals, the voting recommendation, and the Conflicts Report. An exception to this referral process is that the Proxy Voting Director will not refer proxy questions in respect of portfolio securities that are held only in funds sub-advised by PanAgora Asset Management, Inc.

In some situations, the Proxy Voting Director may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management or a significant personal investment in the company) relating to a particular referral item shall disclose that conflict to the Proxy Voting Director and the Legal and Compliance Department and may be asked to remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management's investment professionals to determine if a conflict of interest exists and will provide the Proxy Voting Director with a Conflicts Report for each referral item that: (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009, January 24, 2014 and June 23, 2017.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) Portfolio Managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund's portfolio as of the filing date of this report.

Portfolio managers	Joined Fund	Employer	Positions Over Past Five Years

D. William Kohli	2002	Putnam Management 1994-Present	Co-Head of Fixed Income Previously, Team Leader, Portfolio Construction
Michael Atkin	2007	Putnam Management 1997-Present	Portfolio Manager Previously, Director of Sovereign Research
Robert Davis	2017	Putnam Management 1999-Present	Portfolio Manager Previously, Analyst
Brett Kozlowski	2017	Putnam Management 2008-Present	Portfolio Manager
Michael Salm	2011	Putnam Management 1997-Present	Co-Head of Fixed Income Previously, Team Leader, Liquid Markets and Mortgage Specialist
Paul Scanlon	2005	Putnam Management 1999-Present	Co-Head of Fixed Income Previously, Team Leader, U.S. High Yield

(a)(2) Other Accounts Managed by the Fund's Portfolio Managers.

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's Portfolio Managers managed as of the fund's most recent fiscal year-end. Unless noted, none of the other accounts pays a fee based on the account's performance.

Portfolio Leader or Member	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
William Kohli	15*	$7,269,800,000	20**	$3,652,100,000	11***	$9,665,800,000
Michael Salm	22****	$22,246,900,000	34**	$9,133,700,000	25***	$5,718,600,000
Michael Atkin	5	$5,148,500,000	7	$2,102,000,000	11***	$2,418,200,000
Paul Scanlon	22***	$11,347,600,000	31**	$8,599,700,000	27	$13,212,000,000
Brett Kozlowski	20*****	$9,687,700,000	19	$5,157,900,000	16	$3,367,100,000
Robert Davis	12******	$5,622,800,000	12	$2,054,500,000	15***	$2,229,100,000

*	3 accounts, with total assets of $1,072,500,000, pay an advisory fee based on account performance.

**	1 accounts, with total assets of $92,400,000 pay an advisory fee based on account performance.

***	1 accounts, with total assets of $485,300,000 pay an advisory fee based on account performance.

****	2 accounts, with total assets of $930,300,000 pay an advisory fee based on account performance.

*****	2 accounts, with total assets of $534,000,000 pay an advisory fee based on account performance

******	1 accounts, with total assets of $391,800,000 pay an advisory fee based on account performance

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund's Portfolio Managers may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “Other Accounts Managed by the Fund's Portfolio Managers” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The trading of other accounts could be used to benefit higher-fee accounts (front- running).

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management's policies:

•	Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

•	All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

•	All trading must be effected through Putnam's trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

•	Front running is strictly prohibited.

•	The fund's Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management's investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund's Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management's policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation — neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management's daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management's trade allocation policies generally provide that each day's transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management's opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management's trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund's Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account's objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund's Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts.

(a)(3) Compensation of portfolio managers. Putnam's goal for our products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, the peer group Putnam compares fund performance against is its broad investment category as determined by Lipper Inc. and identified in the shareholder report included in Item 1.

(a)(4) Fund ownership. The following table shows the dollar ranges of shares of the fund owned by the professionals listed above at the end of the fund's last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

*	: Assets in the fund

Year	$0	$0-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	$1,000,001 and over
William Kohli	2018						x
	2017						x
Michael Atkin	2018	x
	2017	x
Robert Davis	2018	x
	2017	x
Brett Kozlowski	2018	x
	2017	x
Michael Salm	2018					x
	2017					x
Paul Scanlon	2018	x
	2017	x

(b) Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

August 1 — August 31, 2017	—	—	—	8,999,307
September 1 — September 30, 2017	—	—	—	8,999,307
October 1 — October 9, 2017	—	—	—	8,999,307
October 10 — October 31, 2017	—	—	—	10,725,432
November 1 — November 30, 2017	—	—	—	10,725,432
December 1 — December 31, 2017	90,258	$5.23	90,258	10,635,174
January 1 — January 31, 2018	289,197	$5.21	289,197	10,345,977
February 1 — February 28, 2018	210,483	$5.21	210,483	10,135,494
March 1 — March 31, 2018	—	—	—	10,135,494
April 1 — April 30, 2018	—	—	—	10,135,494
May 1 — May 31, 2018	—	—	—	10,135,494
June 1 — June 30, 2018	—	—	—	10,135,494
July 1 — July 31, 2018	—	—	—	10,135,494

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund's outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2016, which was in effect between October 8, 2016 and October 7, 2017, allowed the fund to repurchase up to 10,917,224 of its shares. The program renewed by the Board in September 2017, which is in effect between October 10, 2017 and October 9, 2018, allows the fund to repurchase up to 10,725,432 of its shares.

**	Information prior to October 9, 2017 is based on the total number of shares eligible for repurchase under the program, as amended through September 2016. Information from October 10, 2017 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2017.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: September 27, 2018